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[LORD ABBETT LOGO]

                                      2002

                                     SEMI-

                                     ANNUAL

                                     REPORT

LORD ABBETT
ALL VALUE FUND
ALPHA FUND
INTERNATIONAL FUND
WORLD BOND-DEBENTURE FUND



FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2002

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LORD ABBETT SECURITIES TRUST SEMI-ANNUAL REPORT
FOR THE SIX-MONTHS ENDED APRIL 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Securities Trust's strategies and performance for the period ended April 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------
MARKET OVERVIEW
FOR THE SIX-MONTHS ENDED APRIL 30, 2002

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. In the beginning of the period, the U.S. stock market regained ground lost after the events of September 11. Similar to the third quarter, the fourth quarter of 2001 was volatile, resulting in part from continued sluggish spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

     While the third quarter of 2001 registered negative growth, fourth quarter data showed a slightly positive economic upturn. Strong automotive and housing markets and consumer resilience in the wake of September 11 were the impetus for growth. As the first quarter of 2002 progressed, consumer confidence levels continued to rise and leading economic indicators pointed toward a strengthening economy. On March 19, in a sign of improved consumer sentiment, the Federal Open Market Committee decided to keep its target for the federal funds rate at 1.75% and declared that the economic risks are balanced between economic weakness and inflationary pressure.


                                                                               1

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LORD ABBETT ALL VALUE FUND
FOR THE SIX-MONTHS ENDED APRIL 30, 2002

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett All Value Fund returned 8.1%(1), underperforming the Russell 3000(R) Value Index(2), which returned 10.3% over the same period. Please refer to page 3 for Standardized Returns.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Specifically, the Fund benefited from stock selection within a number of sectors, including auto, consumer discretionary and technology. Several of the Fund's holdings in healthcare services experienced gains during the period. Also, a medical device maker was a large contributor to performance, benefiting from successful trials of advanced versions of new, innovative products.

     Automotive stocks, specifically parts suppliers that are product leaders, aided the Fund's performance during the period. While technology stocks as a whole were down in the period, individual holdings in computers, communications and printing performed well. Additionally, several of the Fund's retail holdings experienced increased sales during the holiday season and into January and February of 2002.

     Utility stocks, specifically those in the telecommunication services industry, performed poorly during the period as a result of soft consumer and business demand attributable to the economic slowdown. However, the Fund's substantial underweight of the utilities sector relative to the Russell 3000(R) Value Index helped offset the effects of poor stock performance.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. We expect the economy to continue to strengthen through the second quarter of 2002, and, barring any further terrorist events, we believe consumer confidence will remain strong. Additionally, we expect an increase in capital investment as the economic volatility of last year dissipates and business inventories rebuild after last quarter's write downs. While we do not believe there is currently an inflationary threat, we feel that if the economy continues to grow, the Federal Reserve Board (the "Fed") may begin to raise short-term interest rates. Subsequently, economic growth in the third and fourth quarter of 2002 could take place at a slower rate than in the first half.


2
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     Throughout the first quarter, we continued to emphasize economically sensitive areas and the Fund opportunistically invested in select cyclical companies. We increased the Fund's exposure to technology and auto & transportation sectors, while we decreased the Fund's healthcare and materials & processing holdings. In doing so, we believe that the Fund is well positioned to benefit from the continued economic recovery.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: 1.56% 5 YEARS: 12.20% LIFE OF FUND: 14.35%

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended April 30, 2002.

(2) The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value Index or the Russell 2000(R) Value Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: Although the Fund invests a significant portion in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which tend to be more volatile and less liquid than large-cap companies. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund is actively managed and, as a result, asset allocations may change.


                                                                               3
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SCHEDULE OF INVESTMENTS (UNAUDITED)
ALL VALUE FUND APRIL 30, 2002

                                                                             VALUE
INVESTMENTS                                       SHARES                     (000)
---------------------------------------------------------------------------------------
COMMON STOCKS 94.07%

AEROSPACE 0.26%
United Technologies Corp.                          14,500                   $ 1,017
                                                                            -------
AIR TRANSPORT 1.54%
Alaska Air Group, Inc.*                            61,000                     1,868
AMR Corp.*                                         40,000                       859
Southwest Airlines Co.                            175,000                     3,187
                                                                            -------
TOTAL                                                                         5,914
                                                                            -------
ALUMINUM 1.20%
Alcoa, Inc.                                       135,000                     4,594
                                                                            -------
AUTO PARTS 1.50%
Superior Industries
Int'l., Inc.                                      112,100                     5,781
                                                                            -------
BANKS 13.34%
Bank of America Corp.                              65,000                     4,711
Bank One Corp.                                     80,000                     3,270
Commerce
Bancshares, Inc.                                  122,900                     5,453
Cullen/Frost Bankers, Inc.                        115,000                     4,340
Doral Financial Corp.                             115,000                     4,018
FleetBoston
Financial Corp.                                    21,661                       765
M&T Bank Corp.                                     17,020                     1,453
Mellon Financial Corp.                            208,600                     7,877
National City Corp.                                16,700                       521
National Commerce
Financial Corp.                                   118,600                     3,320
Wachovia Corp.                                    226,000                     8,597
Wells Fargo & Co.                                 135,000                     6,905
                                                                            -------
TOTAL                                                                        51,230
                                                                            -------
BEVERAGE: SOFT DRINKS 1.91%
PepsiCo, Inc.                                     141,200                     7,328
                                                                            -------
CHEMICALS 1.34%
Eastman Chemical Co.                               47,000                   $ 2,073
Rohm & Haas Co.                                    60,000                     2,227
Solutia, Inc.                                     100,000                       836
                                                                            -------
TOTAL                                                                         5,136
                                                                            -------
COMMUNICATIONS TECHNOLOGY 3.25%
Harris Corp.                                       35,000                     1,267
Lucent
Technologies, Inc.*                               370,000                     1,702
Motorola, Inc.                                    360,000                     5,544
Symbol Technologies, Inc.                         470,000                     3,976
                                                                            -------
TOTAL                                                                        12,489
                                                                            -------
COMPUTER SERVICES SOFTWARE & SYSTEMS 1.39%
Aspen Technology, Inc.*                           113,100                     1,533
Compuware Corp.*                                  122,130                       957
Gartner, Inc. Class A*                            135,000                     1,580
Keane, Inc.*                                       75,000                     1,173
PeopleSoft, Inc.*                                   5,000                       116
                                                                            -------
TOTAL                                                                         5,359
                                                                            -------
COMPUTER TECHNOLOGY 3.43%
Apple Computer, Inc.*                             365,000                     8,859
Zebra Technologies Corp.*                          76,200                     4,318
                                                                            -------
TOTAL                                                                        13,177
                                                                            -------
CONSUMER PRODUCTS 2.26%
Gillette Co.                                       70,000                     2,484
International Flavors &
Fragrances, Inc.                                   66,000                     2,125
Snap-on, Inc.                                     128,000                     4,055
                                                                            -------
TOTAL                                                                         8,664
                                                                            -------
CONTAINERS & PACKAGING:
PAPER & PLASTIC 0.70%
Pactiv Corp.*                                     130,000                     2,687
                                                                            -------

4                      SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2002

                                                                             VALUE
INVESTMENTS                                       SHARES                     (000)
---------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 3.28%
Citigroup, Inc.                                   190,000                   $ 8,227
Merrill Lynch & Co.                                55,900                     2,344
Morgan Stanley
Dean Witter & Co.                                  42,500                     2,028
                                                                            -------
TOTAL                                                                        12,599
                                                                            -------
DIVERSIFIED MANUFACTURING 1.12%
American Standard
Cos., Inc.*                                        25,000                     1,867
Engelhard Corp.                                    80,000                     2,434
                                                                            -------
TOTAL                                                                         4,301
                                                                            -------
DIVERSIFIED PRODUCTION 0.48%
Dover Corp.                                        50,000                     1,863
                                                                            -------
DRUG & GROCERY STORE CHAINS 0.60%
Safeway, Inc.*                                     55,000                     2,307
                                                                            -------
DRUGS & PHARMACEUTICALS 3.13%
Merck & Co., Inc.                                  22,200                     1,206
Mylan Laboratories, Inc.                           75,000                     1,986
Schering-Plough Corp.                             233,000                     6,361
Wyeth                                              43,000                     2,451
                                                                            -------
TOTAL                                                                        12,004
                                                                            -------
ENTERTAINMENT 3.35%
The Walt Disney Co.                               230,000                     5,331
Viacom, Inc.*                                     160,000                     7,536
                                                                            -------
TOTAL                                                                        12,867
                                                                            -------
FINANCIAL: DATA PROCESSING
SERVICES & SYSTEMS 0.25%
First Data Corp.                                   12,000                       954
                                                                            -------
FINANCIAL: MISCELLANEOUS 0.44%
Metris Companies, Inc.                            130,000                     1,695
                                                                            -------
FOODS 1.57%
General Mills, Inc.                                35,000                   $ 1,542
Kellogg Co.                                        31,200                     1,121
Smithfield Foods, Inc.*                           160,000                     3,376
                                                                            -------
TOTAL                                                                         6,039
                                                                            -------
HEALTHCARE FACILITIES 2.44%
HCA, Inc.                                         101,000                     4,827
Manor Care, Inc.*                                 177,000                     4,538
                                                                            -------
TOTAL                                                                         9,365
                                                                            -------
HEALTHCARE MANAGEMENT SERVICES 0.98%
Caremark Rx, Inc.*                                175,000                     3,762
                                                                            -------
HOTEL/MOTEL 0.67%
The Marcus Corp.                                  148,400                     2,567
                                                                            -------
IDENTIFICATION CONTROL & FILTER DEVICES 1.22%
Flowserve Corp.*                                   50,000                     1,725
Hubbell, Inc.                                      85,500                     2,944
                                                                            -------
TOTAL                                                                         4,669
                                                                            -------
INSURANCE: MULTI-LINE 1.84%
American International
Group, Inc.                                        50,000                     3,456
Markel Corp.*                                      10,400                     2,267
SAFECO Corp.                                       40,000                     1,336
                                                                            -------
TOTAL                                                                         7,059
                                                                            -------
INSURANCE: PROPERTY-CASUALTY 1.70%
ACE Ltd.                                           58,500                     2,546
Odyssey Re
Holdings Corp.                                    110,900                     2,163
Travelers Property
Casualty*                                          97,300                     1,809
                                                                            -------
TOTAL                                                                         6,518
                                                                            -------


                       SEE NOTES TO FINANCIAL STATEMENTS.                      5

ALL VALUE FUND APRIL 30, 2002

                                                                             VALUE
INVESTMENTS                                       SHARES                     (000)
---------------------------------------------------------------------------------------
MACHINERY: AGRICULTURAL 1.01%
Deere & Co.                                        87,000                   $ 3,894
                                                                            -------
MACHINERY:
OIL WELL EQUIPMENT & SERVICES 1.39%
Baker Hughes, Inc.                                142,000                     5,351
                                                                            -------
MEDICAL & DENTAL INSTRUMENTS
& SUPPLIES 1.49%
Boston Scientific Corp.*                          230,000                     5,732
                                                                            -------
MILLING: FRUIT & GRAIN PROCESSING 0.41%
Archer-Daniels-Midland
Co.                                               120,000                     1,592
                                                                            -------
MISCELLANEOUS CONSUMER STAPLES 1.65%
Diageo plc ADR                                    120,000                     6,342
                                                                            -------
MISCELLANEOUS EQUIPMENT 0.77%
W.W. Grainger, Inc.                                53,000                     2,972
                                                                            -------
MULTI-SECTOR COMPANIES 3.54%
Eaton Corp.                                        62,000                     5,246
Fortune Brands, Inc.                              102,000                     5,331
ITT Industries, Inc.                               25,500                     1,781
Johnson Controls, Inc.                             14,500                     1,251
                                                                            -------
TOTAL                                                                        13,609
                                                                            -------
OFFICE FURNITURE &
BUSINESS EQUIPMENT 1.11%
Xerox Corp.*                                      480,000                     4,248
                                                                            -------
OFFSHORE DRILLING 0.56%
Pride Int'l., Inc.*                               115,000                     2,138
                                                                            -------
OIL: INTEGRATED INTERNATIONAL 5.51%
ChevronTexaco Corp.                                65,000                     5,636
Exxon Mobil Corp.                                 387,012                    15,546
                                                                            -------
TOTAL                                                                        21,182
                                                                            -------
PAINTS & COATINGS 0.73%
The Valspar Corp.                                  61,000                   $ 2,809
                                                                            -------
PAPER 1.47%
International Paper Co.                           136,064                     5,637
                                                                            -------
PUBLISHING: NEWSPAPERS 2.37%
Gannett Co., Inc.                                  64,000                     4,691
Tribune Co.                                       100,000                     4,417
                                                                            -------
TOTAL                                                                         9,108
                                                                            -------
RADIO & TV BROADCASTERS 0.78%
Clear Channel
Communications, Inc.*                              64,000                     3,005
                                                                            -------
RAILROADS 2.68%
CSX Corp.                                         137,000                     4,955
Union Pacific Corp.                                93,700                     5,322
                                                                            -------
TOTAL                                                                        10,277
                                                                            -------
RESTAURANTS 0.52%
Outback Steakhouse, Inc.*                          57,000                     1,999
                                                                            -------
RETAIL 4.84%
Barnes & Noble, Inc.*                              80,000                     2,418
Genesco, Inc.*                                     93,000                     2,590
Target Corp.                                      210,000                     9,166
The Limited, Inc.                                 230,000                     4,407
                                                                            -------
TOTAL                                                                        18,581
                                                                            -------
SERVICES: COMMERCIAL 0.21%
Waste Management, Inc.                             30,000                       790
                                                                            -------
SHOES 1.04%
NIKE, Inc. Class B                                 75,000                     4,000
                                                                            -------
TIRES & RUBBER 1.63%
Cooper Tire & Rubber Co.                          190,000                     4,712
Goodyear Tire & Rubber
Co.                                                70,000                     1,557
                                                                            -------
TOTAL                                                                         6,269
                                                                            -------


6                      SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2002

                                                                             VALUE
INVESTMENTS                                       SHARES                     (000)
---------------------------------------------------------------------------------------
TRANSPORTATION: MISCELLANEOUS 1.63%
United Parcel Service, Inc.                       104,000                   $ 6,244
                                                                            -------
TRUCKERS 0.51%
Swift Transportation
Co., Inc.*                                        100,000                     1,945
                                                                            -------
UTILITIES: ELECTRICAL 2.77%
Dominion Resources, Inc.                           75,000                     4,982
Duke Energy Corp.                                  95,200                     3,649
Exelon Corp.                                       37,000                     2,009
                                                                            -------
TOTAL                                                                        10,640
                                                                            -------
UTILITIES: TELECOMMUNICATIONS 0.26%
ALLTEL Corp.                                       20,000                       990
                                                                            -------
TOTAL COMMON STOCKS

(Cost $325,408,617)                                                         361,299
                                                                            =======

                                                PRINCIPAL
                                                   AMOUNT                     VALUE
INVESTMENTS                                         (000)                     (000)
---------------------------------------------------------------------------------------
SHORT TERM INVESTMENT 5.50%

REPURCHASE AGREEMENT 5.50%

REPURCHASE AGREEMENT
dated 4/30/2002, 1.87%
due 5/1/2002 from
State Street Bank
collateralized by $18,955,000
of United States Treasury Notes
at 3.625% due 7/15/2002;
value-$21,561,312; proceeds:
$21,136,741
(Cost $21,135,643)                                $21,136                  $ 21,136
                                                                           ========
TOTAL INVESTMENTS  99.57%
(Cost $346,544,260)                                                        $382,435
                                                                           ========

* Non-income producing security.
ADR-American Depository Receipt.


                       SEE NOTES TO FINANCIAL STATEMENTS.                      7
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LORD ABBETT ALPHA FUND
FOR THE SIX-MONTHS ENDED APRIL 30, 2002

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. The Alpha Fund uses a "fund of funds" approach, which currently divides assets among the Lord Abbett Developing Growth Fund, Lord Abbett International Fund and Lord Abbett Small-Cap Value Fund. For the six-month period ended April 30, 2002, Lord Abbett Alpha Fund returned 11.0%(1) underperforming its benchmark, the Salomon Brothers EMI Index(2), which returned 15.7% for the same period. Please refer to page 10 for Standardized Returns.

LORD ABBETT DEVELOPING GROWTH FUND
(APPROXIMATELY 30% OF ALPHA FUND'S PORTFOLIO)

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett Developing Growth Fund returned 14.0%(3) outperforming the Russell 2000(R) Growth Index,(4) which returned 10.4% for the same period.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. In the beginning of the period, top performing sectors included consumer discretionary, auto & transportation and producer durables, which rebounded from weak performance earlier in 2001. Moving forward in 2002, consumer discretionary holdings were the most significant contributors to performance, as the Fund benefited from favorable stock selection and an overweighting of this sector. With consumer spending continuing to lead the economic recovery, our retail and apparel holdings enjoyed strong performance. Stock selection within the healthcare sector also contributed to performance.

     The Fund's producer durable holdings detracted from relative performance during the period. Most notably, our underweighting in semiconductor capital equipment hurt our returns, as this group had relatively strong performance. This loss was partially offset by the Fund's overweighting in the housing sector.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. Many economists believe that the economy is already in the midst of a recovery. Our concern at this point is that the recovery may be less robust than past recoveries. We believe certain pressures still exist within technology, making this group unlikely to drive the economy. Consumer spending has remained strong, but this probably implies less of a "pent-up demand" rebound as we have historically seen in the past. Nevertheless, we expect a return to normal, moderate growth rates in 2002.

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--------------------------------------------------------------------------------

     We are optimistic that the manufacturing inventory liquidation has ended, and we expect pockets of strength within producer durables and certain segments of technology. We also remain positive in select healthcare, housing and education services companies.

LORD ABBETT INTERNATIONAL FUND
(APPROXIMATELY 40% OF ALPHA FUND'S PORTFOLIO)

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett International Fund returned 1.0%(3), underperforming the Salomon Smith Barney Small Cap World ex-U.S. Index(5), which returned 13.2% over the same period. Please see page 10 for additional discussion.

LORD ABBETT SMALL-CAP VALUE FUND
(APPROXIMATELY 30% OF ALPHA FUND'S PORTFOLIO)

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett Small-Cap Value Fund returned 22.3%(3), underperforming the Russell 2000(R) Value Index(6) which returned 29.0% for the same period.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Fund had strong performance during the period, benefiting from improving consumer confidence and other leading indicators that point towards an economy emerging from last year's downturn. Specific stock selection and an underweight position in the financial services, an overweight in the auto & transportations sectors, and an underweight position in the utilities sector were significant contributors. In the automotive industry, we have focused on high quality suppliers with leading product and market share positions. In financial services, we have focused on strong niche players with strength in geographic markets and specialty financing.

     While no sector had a negative return for the period, the Fund's performance was negatively impacted by our stock selection in the materials & processing and consumer staples sectors. While our holdings in materials & processing were strong on an absolute basis, they lagged the performance of the sector as a whole. We continue to closely monitor the fundamentals of our consumer staples holdings to ensure they meet our overall objective of portfolio appreciation and outperformance of the Index. Finally, our overweighting in technology hurt performance.

(Unaudited)
--------------------------------------------------------------------------------
Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. Moving forward, we believe there is potential for small-cap value stocks to outperform the broader market. While small-cap value stocks have closed the valuation gap somewhat, valuations still remain attractive relative to large-cap stocks.

     We continue to manage the portfolio applying a bottom-up approach, identifying those companies with the most attractive valuations and brightest outlook. As the economy strengthens, we expect to remain overweight in select economically sensitive sectors such as technology and healthcare and continue to focus on solid, attractively priced companies with strong prospects that can benefit from an improving economy.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -3.75% LIFE OF FUND: -1.95%

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended April 30, 2002.

(2) Performance for the unmanaged Salomon Brothers Extended Market Index does not reflect any fees or expenses.

(3) Reflects the percent change in net asset value for Class Y shares for the six-months ended April 30, 2002 and includes the reinvestment of all distributions.

(4) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price to book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(5) The Salomon Smith Barney Small Cap World ex-U.S. Index is a subset of the Global Salomon Smith Barney Broad Market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. The Salomon Smith Barney Global Equity Index System(SM) and the names of each of the indexes and subindexes which it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Salomon Smith Barney Inc. ALTHOUGH INFORMATION HAS BEEN OBTAINED FROM SOURCES USUALLY CONSIDERED RELIABLE, THE DATA AND THE INDEXES ARE PROVIDED "AS IS" AND SALOMON SMITH BARNEY INC. DOES NOT GUARANTEE ITS ACCURACY NOR DOES SALOMON SMITH BARNEY INC. ACCEPT ANY RESPONSIBILITY TO ANY PARTY FOR THE DATA OR THE INDEXES. SALOMON SMITH BARNEY INC. IS NOT UNDERTAKING TO MANAGE MONEY OR ACT AS A FIDUCIARY WITH RESPECT TO ANY ACCOUNT. THE DATA AND THE INDEX ARE PART OF A GENERAL INFORMATION SERVICE AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY.

(6) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

LORD ABBETT DEVELOPING GROWTH FUND

A NOTE ABOUT RISK: The Fund invests primarily in small-cap growth company stocks which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect Fund performance.

LORD ABBETT INTERNATIONAL FUND

A NOTE ABOUT RISK: The Fund invests primarily in foreign small-cap company stocks which tend to be more volatile and can be less liquid than foreign or

(Unaudited)
--------------------------------------------------------------------------------

U.S. large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. In addition, investments in foreign and derivative securities present increased market, liquidity, currency, political, informational and other risks. These factors can affect Fund performance.

LORD ABBETT SMALL-CAP VALUE FUND

A NOTE ABOUT RISK: The Fund invests primarily in small-cap company stocks, which tend to be more volatile and can be less liquid than large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. These factors can affect can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Funds are actively managed and, as a result, asset allocations may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALPHA FUND APRIL 30, 2002

                                                                             VALUE
INVESTMENTS                                       SHARES                     (000)
---------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 98.01%
Lord Abbett Developing
Growth Fund, Inc.-
Class Y                                         3,192,677                 $  48,497

Lord Abbett Research
Fund, Inc.-
Small-Cap Value
Series-Class Y                                  2,023,303                    49,753

Lord Abbett Securities
Trust-International
Series-Class Y                                  7,573,080                    60,433
                                                                          ---------
TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $181,066,473)                                                         158,683
                                                                          =========

                                                PRINCIPAL
                                                   AMOUNT                     VALUE
INVESTMENTS                                         (000)                     (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.05%

REPURCHASE AGREEMENT 2.05%

Repurchase Agreement
dated 4/30/2002
1.87% due 5/1/2002 from
State Street Bank
collateralized by
$2,985,000 of
U.S. Treasury Notes
at 3.625% due 7/15/2002;
value-$3,395,437;
proceeds: $3,324,237
(Cost $3,324,064)                                  $3,324                  $  3,324
                                                                          =========
TOTAL INVESTMENTS 100.06%
(Cost $184,390,537)                                                        $162,007
                                                                          =========


12                     SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------
LORD ABBETT INTERNATIONAL FUND

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTHS ENDED APRIL 30, 2002?

A. For the six-months ended April 30, 2002, Lord Abbett International Fund returned 0.9%(1), underperforming the Salomon Smith Barney Small Cap World ex-U.S. Index(2), which returned 13.2% over the same period. See below for Standardized Returns.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Positive performance for the Fund was driven by stock selection in financials and industrials, principally in Continental Europe. Specifically, low rated banks and insurance company stocks gained after September 11. The Fund's underperformance resulted from weak stock selection and an overweighting in Japan. In addition, the Fund was overweight in the more defensive U.K. market, and underweight in the Asia ex-Japan region, as cyclical and technology stocks there rallied during the period.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. We expect a gradual economic recovery, beginning in the United States. Cyclical industrial stock prices appear to reflect economic improvement, and we are still positive on the consumer in many parts of the world. We will watch to see if the inventory rebuilding of the first quarter will continue, and whether it will lead to a step-up in overall business investment. If so, this would suggest a stronger global economic picture. The recent weakness of the U.S. dollar is another factor we are assessing. A sharply declining dollar versus the yen and euro would impact the speed of global recovery and the value of the Fund's holdings.

     We continue to look for profitable companies at attractive valuations that will benefit from an improving economic environment. We have reduced some of our more defensive holdings in line with our outlook for better company profits going forward. The Fund's weighting in the U.K. has been reduced, and we have raised weightings in Asia ex-Japan. We remain underweight in Japan, as we see better opportunities for growth at more reasonable valuations than other regions.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -22.55% 5 YEARS: -4.64% LIFE OF FUND:
-3.23%

(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the period ended April 30, 2002.

(2) The Salomon Smith Barney Small Cap World ex-U.S. Index is a subset of the Global Salomon Smith Barney Broad Market Index (BMI). The World ex-U.S. composite

(Unaudited)
--------------------------------------------------------------------------------

includes all developed countries except the United States. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. The Salomon Smith Barney Global Equity Index System(SM) and the names of each of the indexes and subindexes which it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Salomon Smith Barney Inc. ALTHOUGH INFORMATION HAS BEEN OBTAINED FROM SOURCES USUALLY CONSIDERED RELIABLE, THE DATA AND THE INDEXES ARE PROVIDED "AS IS" AND SALOMON SMITH BARNEY INC. DOES NOT GUARANTEE ITS ACCURACY NOR DOES SALOMON SMITH BARNEY INC. ACCEPT ANY RESPONSIBILITY TO ANY PARTY FOR THE DATA OR THE INDEXES. SALOMON SMITH BARNEY INC. IS NOT UNDERTAKING TO MANAGE MONEY OR ACT AS A FIDUCIARY WITH RESPECT TO ANY ACCOUNT. THE DATA AND THE INDEX ARE PART OF A GENERAL INFORMATION SERVICE AND ARE NOT INTENDED AS AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests primarily in foreign small-cap company stocks which tend to be more volatile and can be less liquid than foreign or U.S. large-cap company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. In addition, investments in foreign and derivative securities present increased market, liquidity, currency, political, informational and other risks. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund is actively managed and, as a result, asset allocations may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL FUND APRIL 30, 2002

                                                                                US$
                                                                              VALUE
INVESTMENTS                                       SHARES                      (000)
---------------------------------------------------------------------------------------
COMMON STOCKS 88.93%

AUSTRALIA 8.99%
Cochlear Ltd.+                                         86,500             $   1,789
Newcrest Mining Ltd.                                  548,600                 1,885
QBE Insurance
Group Ltd.+                                           630,900                 2,477
Sons of Gwalia Ltd.+                                  472,200                 1,527
Southcorp Ltd.                                        535,400                 1,671
Stockland Trust Group                                 911,724                 2,149
Suncorp-Metway Ltd.                                   275,000                 1,856
                                                                          ---------
TOTAL                                                                        13,354
                                                                          ---------
CANADA 2.77%
Ballard Power
Systems, Inc.*+                                        40,000                   999
Jean Coutu Group, Inc.                                 90,000                 2,044
Timberwest Forest Corp.                               129,319                 1,072
                                                                          ---------
TOTAL                                                                         4,115
                                                                          ---------
FINLAND 1.31%
Instrumentarium Corp.*                                 74,742                 1,940
                                                                          ---------
FRANCE 10.87%
Altran Technologies S.A.+                              51,600                 2,697
Business
Objects S.A. ADR*+                                     41,300                 1,391
Havas Advertising S.A.+                               224,000                 1,675
IPSOS                                                  38,600                 2,626
Marionnaud
Parfumeries*+                                          52,100                 2,415
SR Teleperfomance                                      77,350                 1,945
UBI Soft
Entertainment S.A.*+                                   41,800                 1,119
Zodiac S.A.                                            90,500                 2,275
                                                                          ---------
TOTAL                                                                        16,143
                                                                          ---------
GERMANY 4.53%
Bilfinger Berger AG                                   123,250                 2,810
Eigner & Partner(a)                                     9,979                   833
Medion AG                                              49,600             $   1,698
MLP AG+                                                23,300                 1,390
                                                                          ---------
TOTAL                                                                         6,731
                                                                          ---------
IRELAND 2.22%
Anglo Irish Bank
Corp. plc                                             613,300                 3,305
                                                                          ---------
ITALY 4.25%
Autostrade S.P.A.*                                    309,950                 2,519
Davide Campari-Milano
S.P.A.*                                                62,900                 2,006
Recordati S.P.A.                                       81,700                 1,782
                                                                          ---------
TOTAL                                                                         6,307
                                                                          ---------
JAPAN 17.08%
Alps Electric Co., Ltd                                157,500                 2,117
Bellsystem24, Inc.                                      5,000                 1,741
Colin Corp.+                                           22,600                 1,179
Don Quijote Co. Ltd.+                                  28,900                 2,251
Hisamitsu
Pharmaceutical Co., Inc.                               96,800                 1,359
Japan Medical Dynamic
Marketing, Inc.                                        54,300                 1,595
KOSE Corp.                                             61,000                 1,867
Kurita Water
Industries Ltd.                                       158,000                 1,872
Net One
Systems Co. Ltd.*                                         180                 1,180
Net One
Systems Co. Ltd.*(a)                                      180                 1,180
Nitto Denko Corp.                                      60,200                 1,983
Paramount
Bed Co. Ltd.+                                          76,800                 1,555
Park24 Co. Ltd.+                                       32,600                   564
Park24 Co. Ltd.*(a)                                    65,200                 1,127
Toyoda Gosei Co. Ltd.+                                150,813                 1,927
World Co. Ltd.+                                        73,000                 1,876
                                                                          ---------
TOTAL                                                                        25,373
                                                                          ---------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

INTERNATIONAL FUND APRIL 30, 2002

                                                                                US$
                                                                             VALUE
INVESTMENTS                                       SHARES                     (000)
---------------------------------------------------------------------------------------
NETHERLANDS 4.32%
ASM Int'l. N.V.*+                                     36,600               $    863
Fugro N.V.                                            46,000                  2,659
Getronics N.V.*                                      326,500                    915
Volker Wessels
Stevin N.V.                                           72,500                  1,976
                                                                          ---------
TOTAL                                                                         6,413
                                                                          ---------
PORTUGAL 1.11%
Vodafone
Telecel-Comunicacoes
Pessoais S.A.                                        228,300                  1,650
                                                                          ---------
SPAIN 7.27%
Acerinox S.A.*                                        54,100                  2,072
Grupo Ferrovial S.A.*                                112,250                  2,721
Iberia Lineas Aereas
de Espana S.A.                                     1,262,200                  2,263
Prosegur, Compania
de Seguridad S.A.                                    128,202                  1,877
Sogecable S.A.*                                       90,000                  1,868
                                                                          ---------
TOTAL                                                                        10,801
                                                                          ---------
SWEDEN 2.10%
Nobel Biocare AB*+                                    52,700                  3,113
                                                                          ---------
SWITZERLAND 2.48%
Geberit AG                                             5,085                  1,348
Kaba Holding AG                                        9,700                  2,329
                                                                          ---------
TOTAL                                                                         3,677
                                                                          ---------
UNITED KINGDOM 19.63%
Aggregate
Industries plc                                     1,536,937                  2,122
Autonomy Corp. plc*                                  374,400                  1,979
BPB plc                                              323,400                  1,885
Close Brothers Group plc                             181,650                  2,052
First Technology plc                                 299,907                  1,973
Galen Holdings plc                                   197,800                  1,549
HIT Entertainment plc                                459,260                  2,309
Jardine Lloyd Thompson
Group plc                                             261,200            $    2,537
Jarvis plc                                            389,700                 2,942
J.D. Wetherspoon plc                                  390,000                 2,049
JJB Sports plc                                        322,300                 1,710
London Bridge Software
Holdings plc                                           87,444                   185
Nestor Healthcare
Group plc                                             257,700                 2,240
Pilkington plc                                      1,182,706                 1,918
Spirent plc                                           296,000                   429
Xansa plc                                             528,000                 1,259
                                                                          ---------
TOTAL                                                                        29,138
                                                                          ---------
TOTAL COMMON STOCKS
(Cost $130,131,797)                                                         132,060
                                                                          =========

                                                    PRINCIPAL
                                                       AMOUNT
                                                        (000)
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.01%

REPURCHASE AGREEMENT 0.01%

Repurchase Agreement
dated 4/30/2002, 1.87%
due 5/1/2002 from
State Street Bank
collateralized by
$25,000 of Federal
Home Loan Mortgage
Corp. at 2.26% due
2/13/2003;
value-$25,125;
proceeds: $20,466
(Cost $20,465)                                            $20                    20
                                                                          =========
TOTAL INVESTMENTS 88.94%
(Cost $130,152,262)                                                        $132,080
                                                                          =========

*       Non-income producing security.
+       Security (or a portion of security) on loan. See Note 5.
(a)     Fair valued security.
ADR-American Depository Receipt.


16                         SEE NOTES TO FINANCIAL STATEMENTS.

(Unaudited)
--------------------------------------------------------------------------------

LORD ABBETT WORLD BOND-DEBENTURE FUND

Q. WHAT FACTORS MOST SIGNIFICANTLY IMPACTED PERFORMANCE?

A. The Lord Abbett World Bond-Debenture Fund returned 5.8%(1) in the six-month period ended April 30, 2002, lagging its benchmark, the Merrill Lynch High Yield Master Index(2), which returned 6.2% for the same period. Please refer to page 18 for Standardized Returns. Contributing to performance in the period were the portfolio's substantial holdings in emerging market bonds in Brazil, Russia, Mexico and Ecuador. Most of these nations are benefiting from increased trade with the United States and, as major oil producers, are reaping the benefits of rising oil prices. Mexico's sovereign bonds were granted investment-grade status early in 2002 by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group.

     In addition to a 20% allocation to investment-grade corporate bonds, we were fully invested in corporate high-yield bonds, where improved prospects for an economic recovery and yields at double-digit levels attracted investors. The Fund's purchases in this area included the bonds of cyclical companies that will benefit from the economic recovery.

     Detracting from performance were the portfolio's small exposure to high-yield bonds in the European cable sector, which underperformed in the period, and in power-generation companies, which also underperformed as investor concerns over energy company, Enron continued to overhang the energy sector as a whole.

Q. PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. As investors grew more confident of an eventual U.S. economic recovery, more of them ventured out of investment "safe havens," such as money-market funds and Treasuries, into higher-yielding corporate bonds and emerging markets, generating a year-end rally in both areas. Except for Argentina, which was burdened by continuing economic difficulties and default on its external debt, the rally in emerging markets was across the board.

     At its March meeting, the Federal Reserve Board (the "Fed") appeared to draw its easing campaign to a close. The statement which accompanied the decision to leave rates unchanged suggested that economic risks now are balanced between economic weakness and future inflationary pressure. In shifting to a neutral policy stance, the Fed cited uncertainty about the sustainability of the rebound in economic activity. Bond prices fell and yields rose, as investors factored future rate hikes into the market. Yields of short- and intermediate-term bonds rose to a greater degree than did yields of

(Unaudited)
--------------------------------------------------------------------------------

longer-term bonds, flattening the yield curve,(3) after a year-long steepening trend.

     Earlier in the quarter, concerns about corporate accounting practices raised the perceived risk of corporate bonds, prompting a "flight to quality" by investors. Meanwhile, emerging-market sovereign debt benefited from a sea of change in sentiment as investors recognized that: 1) in stark contrast to U.S. corporate bonds, ratings upgrades were being awarded, 2) the worst news out of Argentina was behind us, and 3) a global recovery was being forecast and captured by a rise in valuations.

Q. PLEASE DISCUSS THE FUND'S ECONOMIC OUTLOOK AND POSITIONING.

A. Uncertainties about the recovery remain, including the extent of the recent inventory build up as a primary determinant of growth. It is clear the Fed views interest rates at their present level as accommodative, and, barring further crisis, the next move in rates will likely be up. However, we believe the Fed will resume its historically gradualist approach, raising rates only when the results of its economic stimulus efforts are apparent. Accordingly, we expect U.S. interest rates to remain low for much of 2002 and investors to continue their quest for higher yield. A modest re-acceleration of the U.S. economy in 2002 will help strengthen the economies of its global trading partners in Europe, Latin America, and parts of Asia.

Going forward, we expect investor interest in emerging-market bonds to remain strong; accordingly, we will continue to participate in this sector, taking profits where, in our judgment, bonds are fully valued. Depending on the strength of the recovery, we may venture into lower-quality credits, but, for the most part, our focus will remain on the middle and higher tier.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2002 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 4.75%, WITH ALL DISTRIBUTIONS REINVESTED. 1 YEAR: -3.14% LIFE OF FUND: 1.02%

(1) Reflects total returns at net asset value for Class A shares, with all distributions reinvested for the period ended April 30, 2002.

(2) The Merrill Lynch High Yield Master Index is an unmanaged index comprised of publicly placed, nonconvertible, coupon-bearing domestic debt. Issues in the index are less than investment grade as rated by Standard & Poor's Ratings Group or Moody's Investors Service, Inc., and must not be in default. Issues have a term to maturity of at least one year. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) 30-DAY SEC YIELD FOR THE PERIOD ENDED APRIL 30, 2002*:

                 CLASS A               CLASS B               CLASS C
                 -------               -------               -------
                  7.28%                 6.96%                 6.94%

*THE 30-DAY SEC YIELD FOR EACH CLASS OF SHARES IS CALCULATED BY DIVIDING ANNUALIZED NET INVESTMENT INCOME PER SHARE DURING THE 30-DAY PERIOD ENDED APRIL 30, 2002 BY THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE PERIOD.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: The Fund invests substantially in foreign securities and high-yield securities, sometimes called "junk bonds." Foreign investments present increased market, liquidity, currency, political, informational and other risks. High-yield securities carry

(Unaudited)
--------------------------------------------------------------------------------

increased risks of price volatility, illiquidity and the possibility of default in the timely payment of interest and principal. The Fund is also authorized to invest in derivatives. The Fund invests in the securities of relatively few issuers, which may further enhance its volatility. These factors can affect Fund performance.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund is actively managed and, as a result, asset allocations may change.

SCHEDULE OF INVESTMENTS (UNAUDITED)
WORLD BOND-DEBENTURE FUND APRIL 30, 2002

                                                                                           PRINCIPAL AMOUNT
                                          INTEREST                   MATURITY              IN LOCAL CURRENCY                  US$
INVESTMENTS                                   RATE                       DATE                          (000)                VALUE
----------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS 28.10%

BRAZIL 5.88%
AmBev+                                       10.50%                12/15/2011           USD              100             $104,000
Fed Republic of Brazil                       10.50%                 1/11/2006           USD              250              238,750
Globo Comunicacoes Participacoes+           10.625%                 12/5/2008           USD              150               88,875
Republic of Brazil                           11.50%                 3/12/2008           USD              230              217,925
                                                                                                                       ----------
TOTAL                                                                                                                     649,550
                                                                                                                       ----------
CANADA 2.61%
Biovail Corp.                                7.875%                  4/1/2010           USD               75               74,625
Quebecor Media, Inc.                        11.125%                 7/15/2011           USD              110              117,287
Rogers Wireless, Inc.                        9.625%                  5/1/2011           USD              100               96,750
                                                                                                                       ----------
TOTAL                                                                                                                     288,662
                                                                                                                       ----------
COSTA RICA 0.78%
Banco Central Costa Rica                      6.25%                 5/21/2010           USD               85               86,392
                                                                                                                       ----------
Ecuador 1.41%
Republic of Ecuador+                         12.00%                11/15/2012           USD              185              155,122
                                                                                                                       ----------
IRELAND 1.94%
Esat Telecom Group, Inc.(a)                 11.875%                 11/1/2009           EUR              200              214,698
                                                                                                                       ----------
ISRAEL 0.45%
Partner Communications Co., Ltd.             13.00%                 8/15/2010           USD               50               49,625
                                                                                                                       ----------
JAMAICA 1.01%
Government of Jamaica+                       11.75%                 5/15/2011           USD              100              112,000
                                                                                                                       ----------
MEXICO 4.23%
Gruma S.A. de CV                             7.625%                10/15/2007           USD              100               97,000
TV Azteca S.A. de CV                         10.50%                 2/15/2007           USD              200              203,500
United Mexican States                        9.875%                  2/1/2010           USD              145              166,895
                                                                                                                       ----------
TOTAL                                                                                                                     467,395
                                                                                                                       ----------
PANAMA 3.81%
Republic of Panama(b)                         4.75%                 7/17/2014           USD              231              212,311
Republic of Panama                           9.625%                  2/8/2011           USD              200              208,500
                                                                                                                       ----------
TOTAL                                                                                                                     420,811
                                                                                                                       ----------


20                   SEE NOTES TO FINANCIAL STATEMENTS.

WORLD BOND-DEBENTURE FUND APRIL 30, 2002

                                                                                           PRINCIPAL AMOUNT
                                          INTEREST                   MATURITY              IN LOCAL CURRENCY                  US$
INVESTMENTS                                   RATE                       DATE                          (000)                VALUE
----------------------------------------------------------------------------------------------------------------------------------
PERU 0.57%
Republic of Peru+                            9.125%                 2/21/2012           USD                65            $  62,888
                                                                                                                         ---------
QATAR 1.53%
State of Qatar+                               9.75%                 6/15/2030           USD               145              168,563
                                                                                                                         ---------
TRINIDAD & TOBAGO 1.91%
Trinidad & Tobago+                            8.00%                12/19/2006           USD               200              210,500
                                                                                                                         ---------
UNITED KINGDOM 0.91%
JMH Financial Ltd.+                           4.75%                  9/6/2007           USD                75               72,844
Telewest Communications plc                  11.00%                 10/1/2007           USD                50               27,250
                                                                                                                         ---------
TOTAL                                                                                                                      100,094
                                                                                                                         ---------
VENEZUELA 1.06%
Republic of Venezuela(b)                     2.875%                12/18/2007           USD               143              116,414
                                                                                                                         ---------
TOTAL FOREIGN BONDS (Cost $3,030,511)                                                                                    3,102,714
                                                                                                                         =========
UNITED STATES BONDS 63.19%
Agco Corp.                                    9.50%                  5/1/2008           USD               100              108,750
Alamosa Delaware, Inc.                      13.625%                 8/15/2011           USD               150              131,250
Allbritton Communications Co.                 9.75%                11/30/2007           USD               125              132,187
Allied Waste North America, Inc.             10.00%                  8/1/2009           USD               150              154,875
American Standard Cos., Inc.                  8.25%                  6/1/2009           USD               150              157,500
ArvinMeritor, Inc.                            8.75%                  3/1/2012           USD               100              106,971
Beazer Homes USA, Inc.+                      8.375%                 4/15/2012           USD                50               51,188
Block Communications, Inc.+                   9.25%                 4/15/2009           USD                50               52,250
Calpine Corp.                                7.875%                  4/1/2008           USD               200              169,227
CBS, Inc.                                    8.875%                  6/1/2022           USD                35               36,495
Charter Communications, Inc.                 10.75%                 10/1/2009           USD               200              198,000
Corn Products Int'l, Inc.                     8.45%                 8/15/2009           USD                75               70,297
Coventry Health Care, Inc.                   8.125%                 2/15/2012           USD                90               93,150
Crown Castle Int'l. Corp.                    10.75%                  8/1/2011           USD               150              138,750
Dole Food Co., Inc.                          7.875%                 7/15/2013           USD               120              123,901
Dun & Bradstreet Corp.                       6.625%                 3/15/2006           USD                80               81,694
DynCorp                                       9.50%                  3/1/2007           USD               110              113,850
Echostar DBS Corp.+                          9.125%                 1/15/2009           USD               125              129,375
Entercom Radio LLC                           7.625%                  3/1/2014           USD                50               50,375
Ferro Corp.                                  9.125%                  1/1/2009           USD               125              132,462
Fox/Liberty Networks LLC                     8.875%                 8/15/2007           USD               200              208,000


                       SEE NOTES TO FINANCIAL STATEMENTS.                     21

WORLD BOND-DEBENTURE FUND APRIL 30, 2002

                                                                                         PRINCIPAL AMOUNT
                                           INTEREST                  MATURITY           IN LOCAL CURRENCY              US$
INVESTMENTS                                    RATE                      DATE                       (000)            VALUE
--------------------------------------------------------------------------------------------------------------------------
Frontiervision LP                            11.00%                10/15/2006           USD           150         $146,250
Graphic Packaging Int'l. Corp.+              8.625%                 2/15/2012           USD           100          105,250
Great Atlantic & Pacific Tea Co., Inc.       9.125%                12/15/2011           USD           125          132,187
Hanger Orthopedic Group, Inc.+              10.375%                 2/15/2009           USD            25           26,750
Healthsouth Corp.                            10.75%                 10/1/2008           USD           100          112,500
Hilton Hotel Corp.                            8.25%                 2/15/2011           USD           150          155,194
IMC Global, Inc.                             11.25%                  6/1/2011           USD           100          112,500
Ingles Markets, Inc.                         8.875%                 12/1/2011           USD           100          101,000
Interface, Inc.                               9.50%                11/15/2005           USD           100          101,250
Johnsondiversey, Inc.+                       9.625%                 5/15/2012           USD            25           26,094
Kansas City Power & Light Co.                7.125%                12/15/2005           USD           100          105,267
L-3 Communications Corp.                    10.375%                  5/1/2007           USD           125          129,375
Land O'Lakes, Inc.+                           8.75%                11/15/2011           USD           100           94,000
Levi Strauss & Co.                          11.625%                 1/15/2008           USD           150          160,500
Longview Fibre Co.+                          10.00%                 1/15/2009           USD            75           78,938
Magnum Hunter Resources, Inc.+                9.60%                 3/15/2012           USD            50           52,750
Mandalay Resorts Group+                      9.375%                 2/15/2010           USD           125          135,625
Merrill Lynch & Co.                           1.50%                12/15/2005           USD           200          181,200
Michael Foods, Inc.                          11.75%                  4/1/2011           USD           125          138,125
Navistar Int'l. Corp.                        9.375%                  6/1/2006           USD           100          105,500
Nextel Communications, Inc.                  12.00%                 11/1/2008           USD           250          189,375
Office Depot, Inc.                           10.00%                 7/15/2008           USD           150          170,250
OM Group, Inc.+                               9.25%                12/15/2011           USD           100          104,000
Oshkosh Truck Corp.                           8.75%                  3/1/2008           USD           150          156,000
Owens-Brockway Glass Co.+                    8.875%                 2/15/2009           USD           100          103,750
Pennzoil - Quaker State Co.+                 10.00%                 11/1/2008           USD           100          117,375
Pierce Leahy Corp.                           9.125%                 7/15/2007           USD            80           84,000
Portola Packaging, Inc.                      10.75%                 10/1/2005           USD           150          150,750
Renaissance Media Group LLC**          0.00%/10.00%          4/15/2003 & 2008           USD           100           81,500
R.H. Donnelly, Inc.                          9.125%                  6/1/2008           USD           100          104,500
Roche Holdings, Inc.+                  Zero Coupon                  1/19/2015           USD           200          140,000
Rotech Healthcare, Inc.+                      9.50%                  4/1/2012           USD            50           52,500
Stone Container Corp.                         9.25%                  2/1/2008           USD           150          161,250
Swift Energy Co.                             9.375%                  5/1/2012           USD            25           25,625
TeleCorp PCS, Inc.                          10.625%                 7/15/2010           USD            98          112,210
The Manitowoc Co., Inc.(a)                  10.375%                 5/15/2011           EUR           125          120,457
Triad Hospitals Holdings                     11.00%                 5/15/2009           USD           150          169,125

22                      SEE NOTES TO FINANCIAL STATEMENTS.

WORLD BOND-DEBENTURE FUND APRIL 30, 2002

                                                                                       PRINCIPAL AMOUNT
                                           INTEREST                  MATURITY         IN LOCAL CURRENCY               US$
INVESTMENTS                                    RATE                      DATE                     (000)             VALUE
-------------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.                            10.375%                 1/15/2011           USD          42       $    46,830
Ventas Realty L.P. Capital Corp.+             8.75%                  5/1/2009           USD          50            51,125
Waste Management, Inc.                        7.10%                  8/1/2026           USD         100           101,614
Xerox Corp.+                                  9.75%                 1/15/2009           USD         100            94,500
                                                                                                              -----------
TOTAL UNITED STATES BONDS (Cost $6,861,373)                                                                     6,977,538
                                                                                                              ===========
                                                                                                 SHARES
                                                                                                 ------
COMMON STOCK 0.00%

UNITED STATES 0.00%
GST Telecommunications, Inc.* (Cost $38,428)                                                      3,000                 3
                                                                                                              ===========
WARRANT 0.00%

UNITED STATES 0.00%
Orbital Imaging Corp. Warrant expiring 3/1/2005* (Cost $150)                                        150                75
                                                                                                              ===========

                                                                                                  PRINCIPAL
                                                                                                   AMOUNT
                                                                                                    (000)
                                                                                                  ---------
SHORT-TERM INVESTMENT 3.85%

REPURCHASE AGREEMENT 3.85%
Repurchase Agreement dated 4/30/2002
from State Street Bank collateralized by
$385,000 of United States Treasury Notes at
3.625% due 7/15/2002; value-$437,938;
proceeds: $425,022
(Cost $425,000)                               1.87%                  5/1/2002                   $   425           425,000
                                                                                                              ===========
TOTAL INVESTMENTS 95.14% (Cost $10,355,462)                                                                   $10,505,330
                                                                                                              ===========

(a) Investments in non-U.S. dollar denominated securities (3.19%). The remaining securities (96.81%) are invested in U.S. dollar - denominated securities.
(b) Variable rate security. The interest rate represents the rate at April 30, 2002.
+    Restricted security under Rule 144A.
*    Non-income producing security.
** Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined coupon rate.

                     SEE NOTES TO FINANCIAL STATEMENTS.                       23

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
APRIL 30, 2002

                                                                ALL VALUE            ALPHA
                                                                     FUND             FUND
ASSETS:
     Investment in securities, at cost                      $ 346,544,260    $ 184,390,537
-------------------------------------------------------------------------------------------
     Investment in securities, at value                     $ 382,434,982    $ 162,007,020
     Receivables:
         Interest and dividends                                   192,746              173
         Investment securities sold                            26,920,072        3,461,178
         Capital shares sold                                    1,523,928          152,417
         From Underlying Funds                                          -          340,266
     Deferred organization expense                                      -            5,908
     Prepaid expenses and other assets                            270,206           38,776
-------------------------------------------------------------------------------------------
     TOTAL ASSETS                                             411,341,934      166,005,738
===========================================================================================
LIABILITIES:
     Payables:
         Investment securities purchased                       25,623,981        3,324,064
         Capital shares reacquired                                491,541          406,698
         Management fees                                          221,534                -
         12b-1 distribution fees                                  573,902          212,982
         Trustees' fees                                           167,419            3,875
     Accrued expenses                                             167,165          147,429
-------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                         27,245,542        4,095,048
===========================================================================================
NET ASSETS                                                  $ 384,096,392    $ 161,910,690
===========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                               333,553,438      181,224,988
Distributions in excess of net investment income                 (520,962)        (573,872)
Accumulated net realized gain on investments                   15,173,194        3,643,091
Net unrealized appreciation (depreciation) on investments      35,890,722      (22,383,517)
-------------------------------------------------------------------------------------------
NET ASSETS                                                  $ 384,096,392    $ 161,910,690
===========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                              $ 201,113,084    $  74,499,383
Class B Shares                                              $  51,193,509    $  52,029,629
Class C Shares                                              $ 131,594,898    $  35,381,678
Class P Shares                                              $     194,901                -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                 20,843,175        5,409,515
Class B Shares                                                  5,387,128        3,835,896
Class C Shares                                                 13,907,025        2,612,405
Class P Shares                                                     20,276                -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $9.65           $13.77
Class A Shares-Maximum offering price
     (Net asset value plus sales charge of 5.75%)                  $10.24           $14.61
Class B Shares-Net asset value                                      $9.50           $13.56
Class C Shares-Net asset value                                      $9.46           $13.54
Class P Shares-Net asset value                                      $9.61                -
===========================================================================================

24                     SEE NOTES TO FINANCIAL STATEMENTS.

APRIL 30, 2002

                                                                    INTERNATIONAL      WORLD BOND-
                                                                             FUND   DEBENTURE FUND
ASSETS:
     Investment in securities, at cost                              $ 130,152,262    $  10,355,462
--------------------------------------------------------------------------------------------------
     Investment in securities, at value                             $ 132,079,528    $  10,505,330
     Market value of collateral for securities loaned                  20,595,672                -
     Cash (Principally foreign currencies for International Fund)      17,697,767           74,127
     Receivables:
         Interest and dividends                                           332,142          269,962
         Investment securities sold                                     6,235,627          613,465
         Capital shares sold                                              113,840           27,578
         From Lord, Abbett & Co.                                                -            7,682
     Deferred organization expense                                              -            5,560
     Prepaid expenses and other assets                                     35,555           22,613
--------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                     177,090,131       11,526,317
==================================================================================================
LIABILITIES:
     Securities lending collateral                                     20,595,672                -
     Payables:
         Investment securities purchased                                6,788,624          450,000
         Capital shares reacquired                                        201,148            5,800
         Management fees                                                   93,419                -
         12b-1 distribution fees                                          324,281           10,311
         Trustees' fees                                                     8,606              395
         To affiliate                                                     297,259                -
     Accrued expenses                                                     270,368           17,265
--------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 28,579,377          483,771
==================================================================================================
NET ASSETS                                                          $ 148,510,754    $  11,042,546
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                       256,423,232       13,564,438
Undistributed (distributions in excess of) net investment income       (1,277,459)         132,115
Accumulated net realized loss on investments and
     foreign currency related transactions                           (108,974,069)      (2,803,963)
Net unrealized appreciation on investments and translation of
     assets and liabilities denominated in foreign currencies           2,339,050          149,956
--------------------------------------------------------------------------------------------------
NET ASSETS                                                          $ 148,510,754    $  11,042,546
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $  60,243,218    $   7,450,973
Class B Shares                                                      $  17,240,422    $   1,984,845
Class C Shares                                                      $  10,512,649    $   1,606,728
Class P Shares                                                      $         728                -
Class Y Shares                                                      $  60,513,737                -
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                          7,671,963          940,775
Class B Shares                                                          2,240,664          250,507
Class C Shares                                                          1,373,591          203,220
Class P Shares                                                             92.229                -
Class Y Shares                                                          7,581,018                -
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
     (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                              $7.85            $7.92
Class A Shares-Maximum offering price
     (Net asset value plus sales charge of 5.75% and 4.75%, respectively)   $8.33            $8.31
Class B Shares-Net asset value                                              $7.69            $7.92
Class C Shares-Net asset value                                              $7.65            $7.91
Class P Shares-Net asset value                                              $7.89                -
Class Y Shares-Net asset value                                              $7.98                -
==================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED APRIL 30, 2002

                                                                       ALL VALUE           ALPHA
                                                                            FUND            FUND
INVESTMENT INCOME:
Dividends                                                           $  2,366,267    $          -
Interest                                                                 212,521          25,542
Foreign withholding tax                                                  (13,158)              -
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                2,565,630          25,542
-------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                        1,262,230         402,108
12b-1 distribution plan-Class A                                          356,672         139,315
12b-1 distribution plan-Class B                                          227,868         258,411
12b-1 distribution plan-Class C                                          622,323         201,688
12b-1 distribution plan-Class P                                              228               -
Shareholder servicing                                                    285,277         274,276
Reports to shareholders                                                   54,717          12,211
Professional                                                              47,274          14,113
Registration                                                              21,270          20,174
Fund administration                                                        7,796           8,157
Custody                                                                    7,150           2,803
Trustees' fees                                                             4,888           2,575
Organization                                                                   -           4,234
Other                                                                      8,036           2,940
-------------------------------------------------------------------------------------------------
Gross expenses                                                         2,905,729       1,343,005
     Management fee waived                                                     -        (402,108)
     Expense reductions                                                   (1,793)         (1,215)
     Expenses assumed by Underlying Funds                                      -        (340,268)
-------------------------------------------------------------------------------------------------
NET EXPENSES                                                           2,903,936         599,414
-------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (338,306)       (573,872)
-------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Capital gains received from Underlying Funds                                   -       2,542,308
Net realized gain on investments                                      15,171,467       1,200,887
Net change in unrealized appreciation/depreciation on investments     10,069,901      13,366,135
=================================================================================================
NET REALIZED AND UNREALIZED GAIN                                      25,241,368      17,109,330
=================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 24,903,062    $ 16,535,458
=================================================================================================


26                     SEE NOTES TO FINANCIAL STATEMENTS.

FOR THE SIX MONTHS ENDED APRIL 30, 2002

                                                                              WORLD BOND-
                                                            INTERNATIONAL       DEBENTURE
                                                                     FUND            FUND
INVESTMENT INCOME:
Dividends                                                    $    484,307    $          -
Interest                                                                -         522,138
Foreign withholding tax                                           (77,677)              -
------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                           406,630         522,138
------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                   577,325          41,744
12b-1 distribution plan-Class A                                   124,781          13,922
12b-1 distribution plan-Class B                                    86,663          10,614
12b-1 distribution plan-Class C                                    54,685           8,408
12b-1 distribution plan-Class P                                         2               -
Shareholder servicing                                             374,957          14,564
Subsidy (See Note 3)                                              297,259               -
Custody                                                            37,318           3,065
Reports to shareholders                                            30,902           2,328
Registration                                                       30,178          15,328
Fund administration                                                 6,398           3,792
Professional                                                        6,198           2,961
Trustees' fees                                                      2,811             183
Organization                                                          705           4,168
Other                                                              26,204             846
------------------------------------------------------------------------------------------
Gross expenses                                                  1,656,386         121,923
     Management fee waived                                              -         (41,744)
     Expense reductions                                            (1,329)           (468)
     Expenses assumed by Lord, Abbett & Co.                             -         (14,691)
------------------------------------------------------------------------------------------
NET EXPENSES                                                    1,655,057          65,020
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                   (1,248,427)        457,118
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized loss on investment transactions and
     foreign currency related transactions                    (22,341,447)       (285,168)
Net change in unrealized appreciation/depreciation on
     investments and translation of assets and liabilities
     denominated in foreign currencies                         25,798,428         443,023
==========================================================================================
NET REALIZED AND UNREALIZED GAIN                                3,456,981         157,855
==========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  2,208,554    $    614,973
==========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
SIX MONTHS ENDED APRIL 30, 2002

                                                                         ALL VALUE            ALPHA
INCREASE IN NET ASSETS                                                        FUND             FUND
OPERATIONS:
Net investment loss                                                 $    (338,306)   $    (573,872)
Capital gains received from Underlying Funds                                    -        2,542,308
Net realized gain on investments                                       15,171,467        1,200,887
Net change in unrealized appreciation/depreciation on investments      10,069,901       13,366,135
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   24,903,062       16,535,458
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
     Class A                                                             (385,009)               -
     Class P                                                                   (4)               -
Net realized gain
     Class A                                                          (15,776,936)      (3,180,719)
     Class B                                                           (3,836,114)      (2,286,891)
     Class C                                                          (10,890,133)      (1,598,310)
     Class P                                                                  (86)               -
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (30,888,282)      (7,065,920)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      75,503,223       16,198,401
Reinvestment of distributions                                          27,031,403        5,468,702
Cost of shares reacquired                                             (30,347,032)     (25,783,005)
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE TRANSACTIONS                              72,187,594       (4,115,902)
===================================================================================================
NET INCREASE IN NET ASSETS                                             66,202,374        5,353,636
===================================================================================================
NET ASSETS:
Beginning of period                                                   317,894,018      156,557,054
---------------------------------------------------------------------------------------------------
END OF PERIOD                                                       $ 384,096,392    $ 161,910,690
===================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                    $    (520,962)   $    (573,872)
===================================================================================================


28                     SEE NOTES TO FINANCIAL STATEMENTS.

SIX MONTHS ENDED APRIL 30, 2002

                                                                           WORLD BOND-
                                                        INTERNATIONAL        DEBENTURE
INCREASE (DECREASE) IN NET ASSETS                                FUND             FUND
OPERATIONS:
Net investment income (loss)                           $  (1,248,427)   $     457,118
Net realized loss on investment transactions and
     foreign currency related transactions               (22,341,447)        (285,168)
Net change in unrealized appreciation/depreciation
     on investments and translation of assets and
     liabilities denominated in foreign currencies        25,798,428          443,023
--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       2,208,554          614,973
======================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
     Class A                                                       -         (333,079)
     Class B                                                       -          (91,128)
     Class C                                                       -          (74,482)
Net realized gain
     Class A                                                     (86)               -
     Class B                                                     (22)               -
     Class C                                                     (24)               -
--------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (132)        (498,689)
======================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                         74,758,735        1,670,688
Reinvestment of distributions                                      -          357,834
Cost of shares reacquired                                (89,417,498)      (1,976,714)
--------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     CAPITAL SHARE TRANSACTIONS                          (14,658,763)          51,808
======================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                    (12,450,341)         168,092
======================================================================================
NET ASSETS:
Beginning of period                                      160,961,095       10,874,454
--------------------------------------------------------------------------------------
END OF PERIOD                                          $ 148,510,754    $  11,042,546
======================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
     NET INVESTMENT INCOME                             $  (1,277,459)   $     132,115
======================================================================================


                     SEE NOTES TO FINANCIAL STATEMENTS.                       29

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED OCTOBER 31, 2001

                                                                        ALL VALUE             ALPHA
INCREASE (DECREASE) IN NET ASSETS                                            FUND              FUND
OPERATIONS:
Net investment income (loss)                                        $     377,682    $  (1,253,094)
Capital gains received from Underlying Funds                                    -        2,188,888
Net realized gain on investments                                       30,505,459        6,894,694
Net change in unrealized appreciation/depreciation on investments     (56,301,646)     (56,555,211)
---------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  (25,418,505)     (48,724,723)
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
     Class A                                                             (366,569)      (1,647,286)
     Class B                                                               (4,001)        (795,419)
     Class C                                                              (43,376)        (508,701)
Net realized gain
     Class A                                                          (10,420,362)      (1,810,975)
     Class B                                                           (1,355,007)      (1,328,548)
     Class C                                                           (8,681,207)        (852,665)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (20,870,522)      (6,943,594)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     123,149,233       42,529,722
Reinvestment of distributions                                          19,910,245        6,488,687
Cost of shares reacquired                                             (45,143,335)     (48,721,861)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
     RESULTING FROM CAPITAL SHARE TRANSACTIONS                         97,916,143          296,548
===================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  51,627,116      (55,371,769)
===================================================================================================
NET ASSETS:
Beginning of year                                                     266,266,902      211,928,823
---------------------------------------------------------------------------------------------------
END OF YEAR                                                         $ 317,894,018    $ 156,557,054
===================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                 $     202,357                -
===================================================================================================


30                     SEE NOTES TO FINANCIAL STATEMENTS.

YEAR ENDED OCTOBER 31, 2001

                                                                                        WORLD BOND-
                                                                     INTERNATIONAL        DEBENTURE
DECREASE IN NET ASSETS                                                        FUND             FUND
OPERATIONS:
Net investment income (loss)                                        $  (1,057,460)   $   1,074,007
Net realized loss on investment transactions and foreign currency
     related transactions                                             (86,632,490)      (1,349,703)
Net change in unrealized appreciation/depreciation on
     investments and translation of assets and liabilities
     denominated in foreign currencies                                (39,871,662)         452,589
---------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS      (127,561,612)         176,893
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
     Class A                                                                    -         (647,554)
     Class B                                                                    -         (147,403)
     Class C                                                                    -         (124,729)
Paid-in capital
     Class A                                                                    -         (161,046)
     Class B                                                                    -          (36,659)
     Class C                                                                    -          (31,020)
Net realized gain
     Class A                                                             (765,881)               -
     Class B                                                             (192,486)               -
     Class C                                                             (148,414)               -
     Class P                                                                   (8)               -
     Class Y                                                             (452,271)               -
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    (1,559,060)      (1,148,411)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     282,771,600        3,941,013
Reinvestment of distributions                                           1,534,793          757,488
Cost of shares reacquired                                            (268,429,837)      (4,167,672)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
     RESULTING FROM CAPITAL SHARE TRANSACTIONS                         15,876,556          530,829
===================================================================================================
NET DECREASE IN NET ASSETS                                           (113,244,116)        (440,689)
===================================================================================================
NET ASSETS:
Beginning of year                                                     274,205,211       11,315,143
---------------------------------------------------------------------------------------------------
END OF YEAR                                                         $ 160,961,095    $  10,874,454
===================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME    $     (29,032)   $     173,686
===================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

FINANCIAL HIGHLIGHTS
ALL VALUE FUND

                                     SIX MONTHS
                                        ENDED                            YEAR ENDED 10/31
                                      4/30/2002    -----------------------------------------------------------
                                     (UNAUDITED)     2001         2000          1999        1998       1997
                                                   ---------    ---------    ---------    ---------  ---------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
     BEGINNING OF PERIOD              $   9.83     $   11.53    $   10.87    $    9.15    $    8.79  $    7.09
                                      ========     =========    =========    =========    =========  =========
Investment operations

     Net investment income                 .01(b)        .04(b)       .05(b)       .04(b)       .06        .09

     Net realized and
         unrealized gain (loss)            .76          (.83)        1.17         2.06          .93       1.78
                                      --------     ---------    ---------    ---------    ---------  ---------
         Total from investment
              operations                   .77          (.79)        1.22         2.10          .99       1.87
                                      --------     ---------    ---------    ---------    ---------  ---------
Distributions to shareholders from:

     Net investment income                (.02)         (.03)           -         (.05)        (.04)      (.10)

     Net realized gain                    (.93)         (.88)        (.56)        (.33)        (.59)      (.07)
                                      --------     ---------    ---------    ---------    ---------  ---------
         Total distributions              (.95)         (.91)        (.56)        (.38)        (.63)      (.17)
                                      --------     ---------    ---------    ---------    ---------  ---------
NET ASSET VALUE,
     END OF PERIOD                    $   9.65     $    9.83    $   11.53    $   10.87    $    9.15  $    8.79
                                      ========     =========    =========    =========    =========  =========

Total Return(d)                           8.07%(e)     (7.26)%      11.44%       23.77%       11.97%     26.78%

RATIOS TO AVERAGE NET ASSETS

     Expenses, including
         expense reductions                .66%(e)      1.42%        1.35%        1.30%        1.22%      1.29%

     Expenses, excluding
         expense reductions                .66%(e)      1.43%        1.36%        1.30%        1.22%      1.29%

     Net investment income                 .05%(e)       .40%         .48%         .36%         .88%      1.15%

                           SIX MONTHS
                              ENDED                             YEAR ENDED 10/31
                            4/30/2002    ----------------------------------------------------------------------
SUPPLEMENTAL DATA:         (UNAUDITED)       2001           2000           1999          1998          1997
===============================================================================================================
Net assets, end
     of period (000)      $   201,113    $   166,406    $   136,038    $   102,329    $   72,863    $   58,911
Portfolio turnover rate         46.33%        103.11%         65.06%         37.68%        45.83%        36.37%
===============================================================================================================


32                     SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                            SIX MONTHS
                                               ENDED                           YEAR ENDED 10/31             6/5/1997(a)
                                             4/30/2002     ------------------------------------------------     TO
                                            (UNAUDITED)       2001         2000        1999        1998     10/31/1997
                                                           ---------    ---------    ---------    ---------  --------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
     BEGINNING OF PERIOD                      $   9.70     $   11.42    $   10.85    $    9.13    $    8.80  $   8.20
                                              ========     =========    =========    =========    =========  ========

Investment operations

     Net investment
         income (loss)                            (.02)(b)      (.03)(b)     (.02)(b)     (.04)(b)        -(c)      -(c)

     Net realized and
         unrealized gain (loss)                    .75          (.81)        1.15         2.10          .92       .60
                                              --------     ---------    ---------    ---------    ---------  --------
         Total from investment
              operations                           .73          (.84)        1.13         2.06          .92       .60
                                              --------     ---------    ---------    ---------    ---------  --------
Distributions to shareholders from:

     Net investment income                           -             -(c)         -         (.01)           -         -

     Net realized gain                            (.93)         (.88)        (.56)        (.33)        (.59)        -
                                              --------     ---------    ---------    ---------    ---------  --------
         Total distributions                      (.93)         (.88)        (.56)        (.34)        (.59)        -
                                              --------     ---------    ---------    ---------    ---------  --------
NET ASSET VALUE,
     END OF PERIOD                            $   9.50     $    9.70    $   11.42    $   10.85    $    9.13  $   8.80
                                              ========     =========    =========    =========    =========  ========
Total Return(d)                                   7.70%(e)     (7.86)%      10.80%       23.17%       11.17%     7.19%(e)

RATIOS TO AVERAGE NET ASSETS

     Expenses, including
         expense reductions                        .97%(e)      2.03%        2.00%        1.98%        1.98%      .86%(e)

     Expenses, excluding
         expense reductions                        .97%(e)      2.04%        2.01%        1.98%        1.98%      .86%(e)

     Net investment income (loss)                 (.26)%(e)     (.27)%       (.17)%       (.38)%        .09%      .01%(e)

                             SIX MONTHS
                               ENDED                      YEAR ENDED 10/31                    6/5/1997(a)
                             4/30/2002  --------------------------------------------------        TO
SUPPLEMENTAL DATA:          (UNAUDITED)    2001          2000          1999        1998      10/31/1997
==========================================================================================================
Net assets, end
     of period (000)      $   51,193    $   39,188    $   17,453    $   9,739    $   3,404    $   332
Portfolio turnover rate        46.33%       103.11%        65.06%       37.68%       45.83%     36.37%
==========================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     33

ALL VALUE FUND

                                                 SIX MONTHS
                                                    ENDED                           YEAR ENDED 10/31
                                                  4/30/2002     ------------------------------------------------------------
                                                 (UNAUDITED)       2001        2000         1999         1998       1997
                                                                ---------    ---------    ---------    ---------  ---------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
     BEGINNING OF PERIOD                           $   9.67     $   11.38    $   10.81    $    9.11    $    8.80  $    7.09
                                                   ========     =========    =========    =========    =========  =========
Investment operations

     Net investment
         income (loss)                                 (.02)(b)      (.01)(b)     (.02)(b)     (.03)(b)      .01        .03

     Net realized and
         unrealized gain (loss)                         .74          (.82)        1.15         2.07          .89       1.79
                                                   --------     ---------    ---------    ---------    ---------  ---------
         Total from investment
              operations                                .72          (.83)        1.13         2.04          .90       1.82
                                                   --------     ---------    ---------    ---------    ---------  ---------
Distributions to shareholders from:

     Net investment income                                -             -(c)         -         (.01)           -       (.04)

     Net realized gain                                 (.93)         (.88)        (.56)        (.33)        (.59)      (.07)
                                                   --------     ---------    ---------    ---------    ---------  ---------
         Total distributions                           (.93)         (.88)        (.56)        (.34)        (.59)      (.11)
                                                   --------     ---------    ---------    ---------    ---------  ---------
NET ASSET VALUE,
     END OF PERIOD                                 $   9.46     $    9.67    $   11.38    $   10.81    $    9.11  $    8.80
                                                   ========     =========    =========    =========    =========  =========
Total Return(d)                                        7.62%(e)     (7.70)%      10.74%       23.00%       10.94%     26.24%

RATIOS TO AVERAGE NET ASSETS

     Expenses, including
         expense reductions                             .97%(e)      1.98%        2.00%        1.98%        1.98%      2.05%

     Expenses, excluding
         expense reductions                             .97%(e)      1.99%        2.01%        1.98%        1.98%      2.05%

     Net investment income (loss)                      (.25)%(e)     (.14)%       (.17)%       (.31)%        .12%       .39%

                          SIX MONTHS
                            ENDED                                     YEAR ENDED 10/31
                          4/30/2002      -----------------------------------------------------------------------
SUPPLEMENTAL DATA:        (UNAUDITED)        2001           2000           1999          1998           1997
================================================================================================================
Net assets, end
     of period (000)      $   131,595    $   112,299    $   112,776    $   104,984    $   89,637    $   83,749
Portfolio turnover rate         46.33%        103.11%         65.06%         37.68%        45.83%        36.37%
================================================================================================================


34                     SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                       SIX MONTHS
                                                          ENDED      8/15/2001(a)
                                                        4/30/2002        TO
                                                       (UNAUDITED)   10/31/2001
                                                                    -------------
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                   $   9.83     $   10.85
                                                       ========     =========
Investment operations
     Net investment loss                                   (.01)(b)         -(b)(c)
     Net realized and unrealized gain (loss)                .77         (1.02)
                                                       --------     ---------
         Total from investment operations                   .76         (1.02)
                                                       --------     ---------
Distributions to shareholders from:
     Net investment income                                 (.05)            -
     Net realized gain                                     (.93)            -
                                                       --------     ---------
Total distributions                                        (.98)            -
                                                       --------     ---------
NET ASSET VALUE, END OF PERIOD                         $   9.61     $    9.83
                                                       ========     =========

Total Return (d)                                           7.91%(e)     (9.40)%(e)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including expense reductions                 .69%(e)       .31%(e)
     Expenses, excluding expense reductions                 .69%(e)       .31%(e)
     Net investment loss                                   (.10)%(e)    (.01)%(e)

                                                    SIX MONTHS ENDED 8/15/2001(a)
                                                        4/30/2002        TO
SUPPLEMENTAL DATA:                                     (UNAUDITED)   10/31/2001
=================================================================================
Net assets, end of period (000)                         $   195       $     1
Portfolio turnover rate                                   46.33%       103.11%
=================================================================================

(a)  Commencement of offering of class shares.
(b)  Calculated using average shares outstanding during the period.
(c)  Amount represents less than $.01.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)  Not annualized.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     35

FINANCIAL HIGHLIGHTS
ALPHA FUND

                                                 SIX MONTHS
                                                   ENDED               YEAR ENDED 10/31           12/29/1997(a)
                                                 4/30/2002   ----------------------------------        TO
                                                (UNAUDITED)     2001         2000         1999     10/31/1998
                                                             ---------    ---------    ---------   ----------
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD           $   12.96     $   17.46    $   15.21    $   12.91   $   13.52
                                               =========     =========    =========    =========   =========
Investment operations
     Net investment income (loss)                   (.02)(b)      (.05)(b)     (.03)(b)      .07(b)     (.03)(b)
     Net realized and unrealized gain (loss)        1.42         (3.82)        2.60         2.23        (.58)
                                               ---------     ---------    ---------    ---------   ---------
         Total from investment operations           1.40         (3.87)        2.57         2.30        (.61)
                                               ---------     ---------    ---------    ---------   ---------
Distributions to shareholders from:
     Net investment income                             -          (.30)        (.21)           -           -
     Net realized gain                              (.59)         (.33)        (.11)           -           -
                                               ---------     ---------    ---------    ---------   ---------
         Total distributions                        (.59)         (.63)        (.32)           -           -
                                               ---------     ---------    ---------    ---------   ---------
NET ASSET VALUE, END OF PERIOD                 $   13.77     $   12.96    $   17.46    $   15.21   $   12.91
                                               =========     =========    =========    =========   =========
Total Return(c)                                    10.98%(d)    (22.67)%      17.10%       17.82%      (4.51)%(d)

RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and
         expense reductions                          .19%(d)       .36%         .40%         .33%        .21%(d)
     Expenses, excluding waiver and
         expense reductions                          .65%(d)      1.34%        1.33%         .83%        .63%(d)
     Net investment income (loss)                   (.17)%(d)     (.32)%       (.16)%        .15%       (.18)%(d)

                                     SIX MONTHS
                                        ENDED                  YEAR ENDED 10/31            12/29/1997(a)
                                      4/30/2002    --------------------------------------        TO
SUPPLEMENTAL DATA:                   (UNAUDITED)      2001          2000          1999       10/31/1998
=========================================================================================================
Net assets, end of period (000)      $   74,499    $   70,785    $   96,652    $   75,136    $   49,587
Portfolio turnover rate                    1.61%        15.34%         1.54%         1.67%          .01%
=========================================================================================================


36                      SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                       SIX MONTHS
                                                          ENDED                      YEAR ENDED 10/31         12/29/1997(a)
                                                        4/30/2002    -------------------------------------         TO
                                                       (UNAUDITED)      2001          2000          1999       10/31/1998
                                                                     ----------    ---------     ---------    ------------
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                     $12.81        $17.27        $15.05        $12.85        $13.52
                                                         ======        ======        ======        ======        ======

Investment operations

     Net investment loss                                   (.06)(b)      (.14)(b)      (.13)(b)      (.03)(b)      (.11)(b)
     Net realized and unrealized gain (loss)               1.40         (3.79)         2.58          2.23          (.56)
                                                         ------        ------        ------        ------        ------
         Total from investment operations                  1.34         (3.93)         2.45          2.20          (.67)
                                                         ------        ------        ------        ------        ------
Distributions to shareholders from:
     Net investment income                                 -             (.20)         (.12)         -             -
     Net realized gain                                     (.59)         (.33)         (.11)         -             -
                                                         ------        ------        ------        ------        ------
         Total distributions                               (.59)         (.53)         (.23)         -             -
                                                         ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                           $13.56        $12.81        $17.27        $15.05        $12.85
                                                         ======        ======        ======        ======        ======
Total Return(c)                                           10.63%(d)    (23.21)%       16.40%        17.12%        (4.96)%(d)
RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and

         expense reductions                                 .50%(d)      1.00%         1.00%         1.00%          .83%(d)
     Expenses, excluding waiver and
         expense reductions                                 .96%(d)      1.98%         1.93%         1.50%         1.26%(d)
     Net investment loss                                   (.48)%(d)     (.96)%        (.75)%        (.83)%        (.81)%(d)
                                                   SIX MONTHS
                                                      ENDED                 YEAR ENDED 10/31            12/29/1997(a)
                                                    4/30/2002     ------------------------------------       TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)      2001           2000         1999      10/31/1998
=====================================================================================================================
     Net assets, end of period (000)                 $52,030      $50,377        $70,300      $52,280      $36,202
     Portfolio turnover rate                            1.61%       15.34%          1.54%        1.67%         .01%
=====================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.                                            37

ALPHA FUND

                                                            SIX MONTHS
                                                               ENDED                   YEAR ENDED 10/31             12/29/1997(a)
                                                             4/30/2002       -------------------------------------       TO
                                                            (UNAUDITED)         2001         2000         1999       10/31/1998
                                                                             ---------     --------     --------    -------------
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                          $12.80           $17.25       $15.04       $12.86        $13.52
                                                              ======           ======       ======       ======        ======
Investment operations

     Net investment loss                                        (.07)(b)         (.14)(b)     (.12)(b)     (.04)(b)      (.11)(b)
     Net realized and unrealized gain (loss)                    1.40            (3.78)        2.56         2.22          (.55)
                                                              ------           ------       ------       ------        ------
         Total from investment operations                       1.33            (3.92)        2.44         2.18          (.66)
                                                              ------           ------       ------       ------        ------
Distributions to shareholders from:
     Net investment income                                         -             (.20)        (.12)           -             -
     Net realized gain                                          (.59)            (.33)        (.11)           -             -
                                                              ------           ------       ------       ------        ------
         Total distributions                                    (.59)            (.53)        (.23)           -             -
                                                              ------           ------       ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $13.54           $12.80       $17.25       $15.04        $12.86
                                                              ======           ======       ======       ======        ======
Total Return(c)                                                10.65%(d)       (23.25)%      16.34%       16.95%        (4.88)%(d)
RATIOS TO AVERAGE NET ASSETS
     Expenses, including waiver and

         expense reductions                                      .56%(d)         1.00%        1.00%        1.00%          .82%(d)
     Expenses, excluding waiver and
         expense reductions                                     1.02%(d)         1.98%        1.93%        1.50%         1.24%(d)
     Net investment loss                                        (.54)%(d)        (.97)%       (.70)%       (.84)%        (.82)%(d)
                                             SIX MONTHS
                                                ENDED                          YEAR ENDED 10/31                      12/29/1997(a)
                                              4/30/2002       ------------------------------------------------            TO
SUPPLEMENTAL DATA:                           (UNAUDITED)         2001                2000                1999         10/31/1998
==================================================================================================================================
     Net assets, end of period (000)          $35,382          $35,395             $44,977             $34,667         $20,490
     Portfolio turnover rate                     1.61%           15.34%               1.54%               1.67%            .01%
==================================================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.


38                   SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL FUND

                                                      SIX MONTHS
                                                        ENDED                     YEAR ENDED 10/31                 12/13/1996(a)
                                                      4/30/2002   ------------------------------------------            TO
                                                     (UNAUDITED)    2001      2000       1999       1998            10/31/1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,

     BEGINNING OF PERIOD                                $7.78      $14.48    $13.90     $12.39     $10.86              $9.42
                                                        =====      ======    ======     ======     ======             ======
Investment operations

     Net investment income (loss)                        (.06)(b)    (.06)(b)  (.08)(b)    .07(b)     .11(b)             .07
     Net realized and unrealized
         gain (loss)                                      .13       (6.56)     1.54       1.55       1.45               1.37
                                                        -----      ------    ------     ------     ------             ------
         Total from investment

              operations                                  .07       (6.62)     1.46       1.62       1.56               1.44
                                                        -----      ------    ------     ------     ------             ------
Distributions to shareholders from:
     Net investment income                                  -           -      (.06)      (.09)      (.03)                 -
     Net realized gain                                      -        (.08)     (.82)      (.02)         -                  -
                                                        -----      ------    ------     ------     ------             ------
         Total distributions                                -        (.08)     (.88)      (.11)      (.03)                 -
                                                        -----      ------    ------     ------     ------             ------
NET ASSET VALUE, END OF PERIOD                          $7.85       $7.78    $14.48     $13.90     $12.39             $10.86
                                                        =====      ======    ======     ======     ======             ======
Total Return(c)                                           .90%(d)  (45.92)%   10.97%     13.16%     14.36%             15.21%(d)
RATIOS TO AVERAGE NET ASSETS

     Expenses, including expense

         reductions                                      1.08%(d)    2.07%     1.80%      1.51%      1.31%              1.23%(d)
     Expenses, excluding expense
         reductions                                      1.08%(d)    2.08%     1.80%      1.51%      1.31%              1.23%(d)
     Net investment income (loss)                        (.82)%(d)   (.55)%    (.53)%      .52%       .80%               .41%(d)
                                      SIX MONTHS
                                         ENDED                            YEAR ENDED 10/31                       12/13/1996(a)
                                       4/30/2002        ----------------------------------------------------          TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2001        2000               1999        1998        10/31/1997
==============================================================================================================================
     Net assets, end of period (000)   $60,243           $71,591    $135,701           $104,885     $80,606       $32,755
     Portfolio turnover rate             46.28%            65.26%      35.14%             75.15%      20.52%        29.72%
==============================================================================================================================


SEE NOTES TO FINANCIAL STATEMENTS.                                            39

INTERNATIONAL FUND

                                       SIX MONTHS
                                         ENDED                       YEAR ENDED 10/31                 6/2/1997(e)
                                       4/30/2002   ------------------------------------------------     TO
                                       (UNAUDITED)      2001         2000        1999        1998    10/31/1997
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                $   7.65     $   14.31    $   13.75    $   12.28    $   10.83    $   10.26
                                      ========     =========    =========    =========    =========    =========
Investment operations

   Net investment income (loss)           (.09)(b)      (.11)(b)     (.17)(b)     (.02)(b)      .02(b)      (.03)
   Net realized and unrealized
      gain (loss)                          .13         (6.47)        1.55         1.53         1.43          .60
                                      --------     ---------    ---------    ---------    ---------    ---------
      Total from investment
        operations                         .04         (6.58)        1.38         1.51         1.45          .57
                                      --------     ---------    ---------    ---------    ---------    ---------
Distributions to shareholders from:
   Net investment income                     -             -            -(f)      (.02)           -            -
   Net realized gain                         -          (.08)        (.82)        (.02)           -            -
                                      --------     ---------    ---------    ---------    ---------    ---------
      Total distributions                    -          (.08)        (.82)        (.04)           -            -
                                      --------     ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD        $   7.69     $    7.65    $   14.31    $   13.75    $   12.28    $   10.83
                                      ========     =========    =========    =========    =========    =========
Total Return(c)                            .52%(d)    (46.19)%      10.42%       12.31%       13.39%        5.56%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense
      reductions                          1.39%(d)      2.59%        2.35%        2.19%        2.03%         .87%(d)

   Expenses, excluding expense
      reductions                          1.39%(d)      2.60%        2.36%        2.19%        2.03%         .87%(d)

   Net investment income (loss)          (1.12)%(d)    (1.07)%      (1.09)%       (.16)%        .18%        (.46)%(d)

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED 10/31                6/2/1997(e)
                                        4/30/2002    ----------------------------------------------      TO
SUPPLEMENTAL DATA:                     (UNAUDITED)     2001         2000       1999          1998    10/31/1997
==================================================================================================================
   Net assets, end of period (000)     $ 17,240      $ 17,743    $ 33,124    $   22,928    $ 15,933    $ 1,650
   Portfolio turnover rate                46.28%        65.26%      35.14%        75.15%      20.52%     29.72%
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                       SIX MONTHS
                                         ENDED                       YEAR ENDED 10/31                    6/2/1997(e)
                                        4/30/2002     ------------------------------------------------        TO
                                       (UNAUDITED)      2001         2000        1999        1998        10/31/1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                $   7.61        $   14.30    $   13.75    $   12.28    $   10.83    $   10.26
                                      ========        =========    =========    =========    =========    =========

Investment operations

   Net investment income (loss)           (.09)(b)         (.13)(b)     (.17)(b)     (.02)(b)      .02(b)      (.03)

   Net realized and unrealized
      gain (loss)                          .13            (6.48)        1.54         1.53         1.43          .60
                                      --------        ---------    ---------    ---------    ---------    ---------
      Total from investment
        operations                         .04            (6.61)        1.37         1.51         1.45          .57
                                      --------        ---------    ---------    ---------    ---------    ---------
Distributions to shareholders from:
   Net investment income                     -                -            -(f)      (.02)           -            -

   Net realized gain                         -             (.08)        (.82)        (.02)           -            -
                                      --------        ---------    ---------    ---------    ---------    ---------
      Total distributions                    -             (.08)        (.82)        (.04)           -            -
                                      --------        ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD        $   7.65        $    7.61    $   14.30    $   13.75    $   12.28    $   10.83
                                      ========        =========    =========    =========    =========    =========
Total Return(c)                            .53%(d)       (46.43)%      10.35%       12.31%       13.39%        5.56%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense
      reductions                          1.50%(d)         2.83%        2.35%        2.19%        2.05%         .87%(d)

   Expenses, excluding expense
      reductions                          1.50%(d)         2.84%        2.36%        2.19%        2.05%         .87%(d)

   Net investment income (loss)          (1.24)%(d)       (1.32)%      (1.10)%       (.15)%        .12%        (.46)%(d)

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED 10/31                  6/2/1997(e)
                                        4/30/2002    ----------------------------------------------       TO
SUPPLEMENTAL DATA:                     (UNAUDITED)     2001         2000       1999        1998        10/31/1997
==================================================================================================================
   Net assets, end of period (000)        $10,513    $11,399       $25,546      $20,111    $13,723       $2,929
   Portfolio turnover rate                  46.28%     65.26%        35.14%       75.15%     20.52%       29.72%
==================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                                SIX MONTHS
                                                   ENDED              YEAR ENDED 10/31        3/9/1999(e)
                                                  4/30/2002   -----------------------------       TO
                                                 (UNAUDITED)      2001         2000          10/31/1997
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD             $7.82        $14.51         $13.91         $12.70
                                                 =====        ======         ======         ======
Investment operations
   Net investment income (loss)                   (.06)(b)      (.06)(b)       (.08)(b)        .08(b)
   Net realized and unrealized gain (loss)         .13         (6.55)          1.55           1.13
                                                 -----         -----         ------         ------
      Total from investment operations             .07         (6.61)          1.47           1.21
                                                 -----         -----         ------         ------
Distributions to shareholders from:
   Net investment income                             -             -           (.05)             -
   Net realized gain                                 -          (.08)          (.82)             -
                                                 -----         -----         ------         ------
      Total distributions                            -          (.08)          (.87)             -
                                                 -----         -----         ------         ------
NET ASSET VALUE, END OF PERIOD                   $7.89         $7.82         $14.51         $13.91
                                                 =====        ======         ======         ======
Total Return(c)                                    .90%(d)     (45.75)%       11.03%          9.53%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions         1.11%(d)      2.04%          1.80%           .98%(d)

   Expenses, excluding expense reductions         1.11%(d)      2.05%          1.80%           .98%(d)

   Net investment income (loss)                   (.81)%(d)     (.55)%         (.51)%          .60%(d)

                                          SIX MONTHS
                                             ENDED           YEAR ENDED 10/31          3/9/1999(e)
                                           4/30/2002   -----------------------------        TO
SUPPLEMENTAL DATA:                        (UNAUDITED)       2001           2000         10/31/1999
====================================================================================================
   Net assets, end of period (000)           $1             $1            $1              $1
   Portfolio turnover rate                    46.28%         65.26%        35.14%          75.15%
====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL FUND

                                              SIX MONTHS
                                                ENDED             YEAR ENDED 10/31         12/30/1997(e)
                                               4/30/2002  -----------------------------         TO
                                              (UNAUDITED)   2001       2000        1999     10/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD             $7.90     $14.61     $14.00      $12.41     $11.28
                                                 =====     ======     ======      ======     ======
Investment operations
   Net investment income (loss)                   (.05)(b)   (.01)(b)   (.01)(b)     .12(b)     .15(b)
   Net realized and unrealized gain (loss)         .13      (6.62)      1.54        1.56        .98
                                                 -----     ------     ------      ------     ------
      Total from investment operations             .08      (6.63)      1.53        1.68       1.13
                                                 -----     ------     ------      ------     ------
Distributions to shareholders from:
   Net investment income                             -          -       (.10)       (.07)         -
   Net realized gain                                 -       (.08)      (.82)       (.02)         -
                                                 -----     ------     ------      ------     ------
      Total distributions                            -       (.08)      (.92)       (.09)         -
                                                 -----     ------     ------      ------     ------
NET ASSET VALUE, END OF PERIOD                   $7.98      $7.90     $14.61      $14.00     $12.41
                                                 =====      =====     ======      ======     ======
Total Return(c)                                   1.01%(d) (45.58)%    11.45%      13.65%     10.02%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions          .89%(d)   1.59%      1.35%       1.20%       .84%(d)

   Expenses, excluding expense reductions          .89%(d)   1.60%      1.37%       1.20%       .84%(d)

   Net investment income (loss)                   (.62)%(d)  (.06)%     (.09)%       .86%      1.11%(d)

                                          SIX MONTHS
                                             ENDED                                     12/30/1997(e)
                                           4/30/2002            YEAR ENDED 10/31            TO
SUPPLEMENTAL DATA:                         (UNAUDITED)    2001       2000       1999    10/31/1998
======================================================================================================
   Net assets, end of period (000)          $60,514     $60,227    $79,833     $64,810    $42,770
   Portfolio turnover rate                    46.28%      65.26%     35.14%      75.15%     20.52%
======================================================================================================

(a)  Commencement of operations.
(b)  Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)  Not annualized.
(e)  Commencement of offering of class shares.
(f)  Amount represents less than $.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WORLD BOND-DEBENTURE FUND

                                             SIX MONTHS
                                             ----------
                                                ENDED              YEAR ENDED 10/31         12/18/1997(a)
                                              4/30/2002      -----------------------------      TO
                                             (UNAUDITED)      2001      2000       1999     10/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD          $7.83          $8.47     $9.24      $9.66      $10.00
                                              =====          =====     =====      =====      ======
Investment operations

   Net investment income                        .33(b)         .74(b)(f) .73(b)     .83(b)      .51

   Net realized and unrealized gain (loss)      .12           (.58)(f)  (.57)      (.22)       (.42)
                                              -----          -----     -----      -----      ------
      Total from investment operations          .45            .16       .16        .61         .09
                                              -----          -----     -----      -----      ------
Distributions to shareholders from:

   Net investment income                       (.36)          (.65)     (.93)      (.85)       (.43)

   Paid-in capital                                -           (.15)        -          -           -

   Net realized gain                              -              -         -       (.18)          -
                                              -----          -----     -----      -----      ------
      Total distributions                      (.36)          (.80)     (.93)     (1.03)       (.43)
                                              -----          -----     -----      -----      ------
NET ASSET VALUE, END OF PERIOD                $7.92          $7.83     $8.47      $9.24       $9.66
                                              =====          =====     =====      =====      ======
Total Return(c)                                5.83%(d)       1.74%     1.47%      6.33%        .75%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and
   expense reductions                           .48%(d)        .97%     1.11%       .89%        .55%(d)

   Expenses, excluding waiver and
   expense reductions                           .98%(d)       2.01%     2.15%      1.84%       1.20%(d)

   Net investment income                       4.18%(d)       8.92%(f)  8.02%      8.64%       7.08%(d)

                                        SIX MONTHS
                                        ----------
                                           ENDED             YEAR ENDED 10/31           12/18/1997(a)
                                         4/30/2002    -------------------------------      TO
SUPPLEMENTAL DATA:                      (UNAUDITED)       2001      2000       1999     10/31/1998
=====================================================================================================
   Net assets, end of period (000)        $7,451         $7,006     $7,787     $8,460      $7,403
   Portfolio turnover rate                 33.69%         92.39%    104.02%     74.80%     159.14%
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

WORLD BOND-DEBENTURE FUND

                                             SIX MONTHS
                                             ----------
                                                ENDED              YEAR ENDED 10/31         12/18/1997(e)
                                              4/30/2002      -----------------------------      TO
                                             (UNAUDITED)      2001        2000       1999     10/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD          $7.84          $8.48       $9.24      $9.65      $10.00
                                              =====          =====       =====      =====      ======
Investment operations
   Net investment income                        .31(b)        .69(b)(f)   .67(b)     .76(b)      .40
   Net realized and unrealized gain (loss)      .10          (.58)(f)    (.56)      (.21)       (.37)
                                              -----          -----       -----      -----      ------
      Total from investment operations          .41            .11         .11        .55         .03

Distributions to shareholders from:
   Net investment income                       (.33)          (.60)       (.87)      (.78)       (.38)
   Paid-in capital                                -           (.15)          -          -           -
   Net realized gain                              -              -           -       (.18)          -
                                              -----          -----       -----      -----      ------
      Total distributions                      (.33)          (.75)       (.87)      (.96)       (.38)
                                              -----          -----       -----      -----      ------
NET ASSET VALUE, END OF PERIOD                $7.92          $7.84       $8.48      $9.24       $9.65
                                              =====          =====       =====      =====      ======
Total Return(c)                                5.37%(d)       1.12%        .86%      5.73%        .24%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and
   expense reductions                           .79%(d)       1.59%       1.75%      1.56%       1.28%(d)

   Expenses, excluding waiver and
   expense reductions                          1.29%(d)       2.63%       2.79%      2.51%       1.93%(d)

   Net investment income                       3.87%(d)       8.31%(f)    7.39%      7.91%       6.67%(d)

                                        SIX MONTHS
                                        ----------
                                           ENDED               YEAR ENDED 10/31         12/19/1997(e)
                                         4/30/2002      -----------------------------        TO
SUPPLEMENTAL DATA:                      (UNAUDITED)       2001      2000       1999     10/31/1998
======================================================================================================
Net assets, end of period (000)           $1,985         $2,150    $1,936     $1,798      $1,141
Portfolio turnover rate                    33.69%         92.39%   104.02%     74.80%     159.14%
======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

WORLD BOND-DEBENTURE FUND

                                            SIX MONTHS
                                            ----------
                                              ENDED                  YEAR ENDED 10/31      12/19/1997(e)
                                             4/30/2002      ----------------------------        TO
                                            (UNAUDITED)       2001      2000       1999     10/31/1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD          $7.83          $8.46     $9.22      $9.65      $10.00
                                              =====          =====     =====      =====      ======

Investment operations

   Net investment income                        .31(b)         .70(b)(f) .67(b)     .78(b)      .39

   Net realized and unrealized gain (loss)      .11           (.59)(f)  (.56)      (.25)       (.36)
                                              -----          -----     -----      -----      ------
      Total from investment operations          .42            .11       .11        .53         .03
                                              -----          -----     -----      -----      ------
Distributions to shareholders from:

   Net investment income                       (.34)          (.59)     (.87)      (.78)       (.38)

   Paid-in capital                             -              (.15)     -          -           -

   Net realized gain                           -              -         -          (.18)       -
                                              -----          -----     -----      -----      ------
      Total distributions                      (.34)          (.74)     (.87)      (.96)       (.38)
                                              -----          -----     -----      -----      ------
NET ASSET VALUE, END OF PERIOD                $7.91          $7.83     $8.46      $9.22       $9.65
                                              =====          =====     =====      =====       =====
Total Return(c)                                5.49%(d)       1.20%      .87%      5.50%        .24%(d)

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and
   expense reductions                           .79%(d)       1.49%     1.76%      1.56%       1.28%(d)

   Expenses, excluding waiver and
   expense reductions                          1.29%(d)       2.53%     2.80%      2.51%       1.93%(d)

   Net investment income                       3.88%(d)       8.44%(f)  7.37%      8.16%       6.62%(d)

                                        SIX MONTHS
                                        ----------
                                           ENDED              YEAR ENDED 10/31         12/19/1997(e)
                                         4/30/2002      ----------------------------        TO
SUPPLEMENTAL DATA:                      (UNAUDITED)       2001      2000       1999     10/31/1998
=====================================================================================================
   Net assets, end of period (000)        $1,607         $1,718     $1,593     $1,456      $1,589
   Portfolio turnover rate                 33.69%         92.39%    104.02%     74.80%     159.14%
=====================================================================================================

(a) Commencement of operations.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Commencement of offering of class shares.
(f) Includes impact of amortization of premium (See Note 2). The effect of the change on the per share data and ratio of net investment income to average net assets is as follows:

                                            CLASS A     CLASS B    CLASS C
-------------------------------------------------------------------------------
Net investment income per share               $(.03)     $(.03)     $(.03)
Net realized and unrealized gain
   on investments per share                     .03        .03        .03
Net investment income to average net assets    (.40)%     (.40)%     (.40)%


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is an open-end management company, organized as a Delaware business trust on February 26, 1993. The Trust currently consists of six portfolios ("Funds"). This report covers the following four
Funds: Lord Abbett All Value Fund ("All Value Fund") (formerly, Growth & Income Series), Alpha Series ("Alpha Fund"), International Series ("International Fund") and World Bond-Debenture Series ("World Bond-Debenture Fund"). The Alpha Fund invests in other funds ("Underlying Funds") managed by Lord, Abbett & Co. ("Lord Abbett"). Each Fund is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Trust's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) DEFERRED ORGANIZATION EXPENSES-Organization expenses incurred prior to November 1, 1999 are amortized evenly over a period of five years. Organization expenses incurred after November 1, 1999 are expensed as incurred.

(f) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual Fund are allocated to the Funds within the Trust on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(g) FOREIGN TRANSACTIONS-Transactions denominated in foreign currencies are recorded in the Funds' records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates.

(h) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-International Fund and World Bond-Debenture Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions. At April 30, 2002, there are no forward foreign currency exchange contracts outstanding.

(i) CHANGE IN ACCOUNTING PRINCIPLE-Effective November 1, 2000, the Trust adopted the provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, related to amortization of premiums and discounts on debt securities. For the year ended October 31, 2001, World Bond-Debenture amortized premiums and discounts on debt securities using the effective interest method. The effect of this accounting change had no impact on the net assets of World Bond-Debenture Fund, but resulted in a decrease to undistributed net investment income and a corresponding increase to net realized and unrealized gains and losses. Prior to November 1, 2000, the Trust did not amortize premiums on debt securities. The amount recorded as a result of the change in accounting principle is $49,122 for the year ended October 31, 2001.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

                                                             MANAGEMENT         VOLUNTARY
                                                                   FEES            WAIVER
-----------------------------------------------------------------------------------------
All Value Fund                                                     .75%(1)             --
Alpha Fund                                                         .50%              .50%
International Fund                                                 .75%                --
World Bond-Debenture Fund                                          .75%              .75%

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

------------------------------------------------
First $200 million                          .75%
Next $300 million                           .65%
Over $500 million                           .50%

For the six months ended April 30, 2002, Lord Abbett voluntarily waived its management fees for the World Bond-Debenture Fund and Alpha Fund, and reimbursed a portion of other expenses for World Bond-Debenture Fund.

Alpha Fund has entered into a Servicing Agreement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, distribution and service fees) of Alpha Fund in proportion to the average daily value of Underlying Fund shares owned by Alpha Fund.

12b-1 DISTRIBUTION PLANS

Each of the Funds has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                      CLASS A             CLASS B             CLASS C           CLASS P(5)
-------------------------------------------------------------------------------------------------------------
Service                                     .25%                .25%           up to .25%(3)            .20%
Distribution                                .10%(1)(2)          .75%           up to .75%(3)            .25%
Quarterly service fee                         --                  --           up to .25%(4)              --
Quarterly distribution fee                    --                  --           up to .75%(4)              --

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.
(2) In addition, each Fund pays an incremental marketing expense of approximately .03% of average net assets of Class A.
(3) Paid at the time such shares are sold, and generally amortized over a one-year period.
(4) Paid at each quarter-end after the first anniversary of the sale of such shares.
(5) All Value Fund and International Fund only.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Trust after concessions were paid to authorized dealers for the six months ended April 30, 2002:

                                                            DISTRIBUTOR           DEALERS'
                                                            COMMISSIONS        CONCESSIONS
------------------------------------------------------------------------------------------
All Value Fund                                                 $122,199           $682,698
Alpha Fund                                                       24,680            140,153
International Fund                                               17,147            100,921
World Bond-Debenture Fund                                         2,043             10,221

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semiannually for All Value Fund, annually for International and Alpha Funds, and monthly for World Bond-Debenture Fund. Taxable net realized gains from securities transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

At fiscal year end October 31, 2001, the capital loss carryforwards along with the related expiration dates are as follows:

                                          2006           2007           2008              2009           TOTAL
--------------------------------------------------------------------------------------------------------------
International Fund                           -              -              -       $86,405,958     $86,405,958
World Bond-
Debenture Fund                        $450,150       $424,136       $442,486         1,202,023       2,518,795

The tax character of the distributions paid during the six months ended April 30, 2002 and the fiscal year ended October 31, 2001 is as follows:

                                                          ALL VALUE FUND                            ALPHA FUND
----------------------------------------------------------------------------------------------------------------------
                                                     4/30/2002     10/31/2001                4/30/2002      10/31/2001
----------------------------------------------------------------------------------------------------------------------
Distributions paid from:
     Ordinary income                                  $385,013       $434,853                  $95,687      $2,971,767
     Net long-term capital gains                    30,503,269     20,435,669                6,970,233       3,971,827
----------------------------------------------------------------------------------------------------------------------
Total taxable distributions                        $30,888,282    $20,870,522               $7,065,920      $6,943,594
----------------------------------------------------------------------------------------------------------------------

                                                        INTERNATIONAL FUND                   WORLD BOND-DEBENTURE FUND
----------------------------------------------------------------------------------------------------------------------
                                                     4/30/2002     10/31/2001                4/30/2002      10/31/2001
----------------------------------------------------------------------------------------------------------------------
Distributions paid from:
     Ordinary income                                        --             --                 $498,689        $919,686
     Net long-term capital gains                            --     $1,559,060                       --              --
----------------------------------------------------------------------------------------------------------------------
Total taxable distributions                                 --      1,559,060                  498,689         917,466
     Tax return of capital                                  --             --                       --         228,725
----------------------------------------------------------------------------------------------------------------------
Total distributions paid                                    --     $1,559,060                 $498,689      $1,148,411
----------------------------------------------------------------------------------------------------------------------

5.  PORTFOLIO SECURITIES TRANSACTIONS

The Trust may lend its securities to member banks of the Federal Reserve System and to registered broker-dealers approved by the Trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. As of April 30, 2002, the value of securities loaned for International Fund was $19,557,440. These loans were collateralized by cash of $20,595,672, which is invested in a restricted money market account. Income from securities lending of $18,597 is included in interest income on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Purchases and sales of investment securities (other than short-term investments) for the six months ended April 30, 2002 are as follows:

                                                   PURCHASES                SALES
---------------------------------------------------------------------------------
All Value Fund                                  $203,918,131         $151,075,454
Alpha Fund                                         2,542,307           10,000,000
International Fund                                63,938,684           70,960,802
World Bond-Debenture Fund                          3,539,892            4,177,514

As of April 30, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes are as follows:

                                                                                                       NET
                                                               GROSS              GROSS         UNREALIZED
                                                          UNREALIZED         UNREALIZED       APPRECIATION
                                        TAX COST        APPRECIATION       DEPRECIATION      (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------
All Value Fund                      $346,544,260         $46,798,739      $(10,908,017)        $35,890,722
Alpha Fund                           184,393,615          17,184,633       (39,571,228)        (22,386,595)
International Fund                   130,417,969          14,373,638       (12,712,079)          1,661,559
World Bond-
Debenture Fund                        10,355,462             432,501          (282,633)            149,868

For Alpha Fund and International Fund the cost of investments for federal income tax purposes differs from that used for financial reporting purposes. These differences are due to differing treatments for items such as deferred loss on wash sales and mark to market on passive foreign investment company securities.

6.  TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's expenses.

8.  LINE OF CREDIT

All Value Fund and International Fund, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At April 30, 2002, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year.

9.  SUBSEQUENT EVENT

On June 20, 2002, the Board of Trustees of World Bond-Debenture Fund approved a Plan of Reorganization to transfer all of the assets of World Bond-Debenture Fund to Lord Abbett Investment Trust -- Lord Abbett High Yield Fund ("High Yield Fund") in exchange for shares of High Yield Fund and the assumption by High Yield Fund of all the liabilities of World Bond-Debenture Fund. The Plan of Reorganization will be presented to shareholders of World Bond-Debenture Fund for their approval on or about October 15, 2002. Following the approval of the Reorganization, World Bond-Debenture Fund will be terminated as a series of the Securities Trust.

For federal income tax purposes, the reorganization will not cause gain or loss to be recognized by World Bond-Debenture Fund or its shareholders.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares of $0.001 par value capital stock of beneficial interest authorized.

                                                                               SIX MONTHS ENDED                          YEAR ENDED
ALL VALUE                                                            APRIL 30, 2002 (UNAUDITED)                    OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                          SHARES           AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          4,162,257     $ 40,366,891         6,451,175      $ 68,006,795
Reinvestment of distributions                                        1,585,734       14,985,188           988,045        10,255,907
Shares reacquired                                                   (1,824,754)     (17,793,427)       (2,321,235)      (24,327,031)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                             3,923,237     $ 37,558,652         5,117,985      $ 53,935,671
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          1,345,526     $ 12,896,532         2,715,823      $ 28,367,297
Reinvestment of distributions                                          339,730        3,169,677           126,111         1,298,940
Shares reacquired                                                     (336,141)      (3,221,728)         (331,798)       (3,402,784)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                             1,349,115     $ 12,844,481         2,510,136       $26,263,453
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          2,315,741     $ 22,044,191         2,568,146      $ 26,774,140
Reinvestment of distributions                                          955,484        8,876,448           814,366         8,355,398
Shares reacquired                                                     (979,833)      (9,326,648)       (1,678,166)      (17,413,520)
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                             2,291,392     $ 21,593,991         1,704,346      $ 17,716,018
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       PERIOD ENDED
                                                                                                                  OCTOBER 31, 2001*
-----------------------------------------------------------------------------------------------------------------------------------
CLASS P SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             20,707     $    195,609            92.271      $      1,001
Reinvestment of distributions                                               10               90                 -                 -
Shares reacquired                                                         (533)          (5,229)                -                 -
-----------------------------------------------------------------------------------------------------------------------------------
Increase                                                                20,184     $    190,470            92.271      $      1,001
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED                          YEAR ENDED
ALPHA FUND                                                           APRIL 30, 2002 (UNAUDITED)                    OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                          SHARES           AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            781,638     $ 10,461,019         1,654,671      $ 24,180,732
Reinvestment of distributions                                          217,763        2,887,537           214,634         3,210,937
Shares reacquired                                                   (1,052,506)     (14,152,019)       (1,941,750)      (28,150,572)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                                               (53,105)    $   (803,463)          (72,445)     $   (758,903)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            226,139     $  2,994,165           516,042      $  7,685,655
Reinvestment of distributions                                          116,826        1,529,252           134,508         2,000,141
Shares reacquired                                                     (439,904)      (5,807,263)         (789,238)      (11,544,800)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                                               (96,939)    $ (1,283,846)         (138,688)     $ (1,859,004)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            207,343     $  2,743,217           703,458      $ 10,663,335
Reinvestment of distributions                                           80,483        1,051,913            85,976         1,277,609
Shares reacquired                                                     (440,656)      (5,823,723)         (631,242)       (9,026,489)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                   (152,830)    $ (2,028,593)          158,192      $  2,914,455
-----------------------------------------------------------------------------------------------------------------------------------

* For the period August 15, 2001 to October 31, 2001.

                                                                               SIX MONTHS ENDED                          YEAR ENDED
INTERNATIONAL FUND                                                   APRIL 30, 2002 (UNAUDITED)                    OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                          SHARES           AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                          8,538,535     $ 66,789,397        21,840,027     $ 218,211,026
Reinvestment of distributions                                                -                -            59,560           754,627
Shares reacquired                                                  (10,065,012)     (79,459,384)      (22,074,573)     (222,918,668)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                                            (1,526,477)    $(12,669,987)         (174,986)    $  (3,953,015)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            298,024     $  2,290,637           905,761     $   9,248,136
Reinvestment of distributions                                                -                -            14,863           185,940
Shares reacquired                                                     (376,950)      (2,903,699)         (916,534)       (9,249,196)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                    (78,926)    $   (613,062)            4,090     $     184,880
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            755,136     $  5,678,701         2,903,218     $  29,006,907
Reinvestment of distributions                                                -                -            11,412           142,648
Shares reacquired                                                     (878,430)      (6,676,927)       (3,204,500)      (31,867,766)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                                              (123,294)    $   (998,226)         (289,870)    $  (2,718,211)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS P SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                  -                -            19.679     $         306
Reinvestment of distributions                                                -                -              .630                 8
Shares reacquired                                                            -                -           (24.522)             (313)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                          -                -            (4.213)    $           1
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                                  -     $          -         2,670,759     $  26,305,225
Reinvestment of distributions                                                -                -            35,307           451,570
Shares reacquired                                                      (46,991)        (377,488)         (540,897)       (4,393,894)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                    (46,991)    $   (377,488)        2,165,169     $  22,362,901
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED                          YEAR ENDED
WORLD BOND-DEBENTURE FUND                                            APRIL 30, 2002 (UNAUDITED)                    OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                          SHARES           AMOUNT            SHARES            AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                            120,158     $    951,233           306,169     $   2,560,342
Reinvestment of distributions                                           31,329          246,992            65,928           545,823
Shares reacquired                                                     (104,884)        (829,519)         (397,197)       (3,224,642)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                     46,603     $    368,706           (25,100)    $    (118,477)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             49,468     $    391,881           106,073     $     860,827
Reinvestment of distributions                                            7,936           62,639            13,521           111,806
Shares reacquired                                                      (81,171)        (642,439)          (73,696)         (595,972)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                    (23,767)    $   (187,919)           45,898     $     376,661
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                                             41,264     $    327,574            62,139     $     519,844
Reinvestment of distributions                                            6,119           48,203            12,063            99,859
Shares reacquired                                                      (63,659)        (504,756)          (43,066)         (347,058)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease)                                                    (16,276)    $   (128,979)           31,136     $     272,645
-----------------------------------------------------------------------------------------------------------------------------------


54
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









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

                                                          ----------------
                                                             PRSRT STD
LORD ABBETT [LOGO]                                          U.S. POSTAGE
                                                                PAID
                                                             PERMIT 552
                                                           HACKENSACK, NJ
                                                          ----------------







      This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

               Lord Abbett Mutual Fund shares are distributed by:
                           LORD ABBETT DISTRIBUTOR LLC
              90 Hudson Street - Jersey City, New Jersey 07302-3973



LORD ABBETT SECURITIES TRUST
       LORD ABBETT ALL VALUE FUND
       INTERNATIONAL SERIES
       WORLD BOND-DEBENTURE SERIES
       ALPHA SERIES



                                                                       LST-3-402
                                                                          (6/02)